UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-23015

SEI Catholic Values Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy D. Barto, Esq.

SEI Investments Co.

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: February 28, 2025

Date of reporting period: August 31, 2024

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Semi-Annual Shareholder Report - August 31, 2024

Catholic Values Equity Fund

SEI Catholic Values Trust/Class F Shares - CAVAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Catholic Values Equity Fund (the "Fund") for the period from March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Values Equity Fund, Class F Shares	$45	0.86%

Key Fund Statistics as of August 31, 2024

Total Net Assets	Number of Holdings	Portfolio Turnover Rate
$374,020,852	945	7%

Asset WeightingsFootnote Reference*

Information Technology 23.1%
Financials 15.4%
Industrials 13.7%
Consumer Discretionary 9.7%
Health Care 8.7%
Consumer Staples 7.4%
Communication Services 7.1%
Energy 3.9%
Materials 3.9%
Utilities 2.5%
Real Estate 2.3%
Cash Equivalent 1.6%
Derivative Contracts (Net) 0.0%
Rights 0.0%

Value	Value
Rights	0.0%
Derivative Contracts (Net)	0.0%
Cash Equivalent	1.6%
Real Estate	2.3%
Utilities	2.5%
Materials	3.9%
Energy	3.9%
Communication Services	7.1%
Consumer Staples	7.4%
Health Care	8.7%
Consumer Discretionary	9.7%
Industrials	13.7%
Financials	15.4%
Information Technology	23.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	3.7%
Apple Inc	3.1%
NVIDIA Corp	2.5%
Broadcom Inc	1.4%
Amazon.com Inc	1.3%
Meta Platforms Inc, Cl A	1.1%
Visa Inc, Cl A	1.1%
JPMorgan Chase & Co	0.8%
Alphabet Inc, Cl C	0.7%
Taiwan Semiconductor Manufacturing Co Ltd ADR	0.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

CAVAX-SAR-24

Semi-Annual Shareholder Report - August 31, 2024

Catholic Values Equity Fund

SEI Catholic Values Trust/Class Y Shares - CAVYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Catholic Values Equity Fund (the "Fund") for the period from March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Values Equity Fund, Class Y Shares	$40	0.76%

Key Fund Statistics as of August 31, 2024

Total Net Assets	Number of Holdings	Portfolio Turnover Rate
$374,020,852	945	7%

Asset WeightingsFootnote Reference*

Value	Value
Rights	0.0%
Derivative Contracts (Net)	0.0%
Cash Equivalent	1.6%
Real Estate	2.3%
Utilities	2.5%
Materials	3.9%
Energy	3.9%
Communication Services	7.1%
Consumer Staples	7.4%
Health Care	8.7%
Consumer Discretionary	9.7%
Industrials	13.7%
Financials	15.4%
Information Technology	23.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	3.7%
Apple Inc	3.1%
NVIDIA Corp	2.5%
Broadcom Inc	1.4%
Amazon.com Inc	1.3%
Meta Platforms Inc, Cl A	1.1%
Visa Inc, Cl A	1.1%
JPMorgan Chase & Co	0.8%
Alphabet Inc, Cl C	0.7%
Taiwan Semiconductor Manufacturing Co Ltd ADR	0.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

CAVYX-SAR-24

Semi-Annual Shareholder Report - August 31, 2024

Catholic Values Fixed Income Fund

SEI Catholic Values Trust/Class F Shares - CFVAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Catholic Values Fixed Income Fund (the "Fund") for the period from March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.  This report describes changes and planned changes to the Fund since the beginning of the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Values Fixed Income Fund, Class F Shares	$37	0.71%

Key Fund Statistics as of August 31, 2024

Total Net Assets	Number of Holdings	Portfolio Turnover Rate
$217,483,901	1,329	27%

Asset WeightingsFootnote Reference*

Mortgage-Backed Securities 34.0%
U.S. Treasury Obligations 24.8%
Financials 10.4%
Asset-Backed Securities 8.7%
Energy 3.8%
Communication Services 2.8%
Industrials 2.6%
Utilities 2.4%
Consumer Discretionary 2.3%
Cash Equivalent 1.2%
Information Technology 1.1%
Health Care 0.9%
Loan Participations 0.9%
Real Estate 0.7%
Municipal Bonds 0.7%
Sovereign Debt 0.5%
Materials 0.5%
Consumer Staples 0.4%
Derivative Contracts (Net) -0.2%

Value	Value
Derivative Contracts (Net)	-0.2%
Consumer Staples	0.4%
Materials	0.5%
Sovereign Debt	0.5%
Municipal Bonds	0.7%
Real Estate	0.7%
Loan Participations	0.9%
Health Care	0.9%
Information Technology	1.1%
Cash Equivalent	1.2%
Consumer Discretionary	2.3%
Utilities	2.4%
Industrials	2.6%
Communication Services	2.8%
Energy	3.8%
Asset-Backed Securities	8.7%
Financials	10.4%
U.S. Treasury Obligations	24.8%
Mortgage-Backed Securities	34.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bonds	4.375%	08/15/43	2.1%
U.S. Treasury Bonds	3.625%	05/15/53	1.9%
U.S. Treasury Notes	4.000%	01/31/29	1.4%
U.S. Treasury Bonds	3.875%	05/15/43	1.4%
U.S. Treasury Notes	1.250%	11/30/26	1.3%
U.S. Treasury Notes	3.375%	05/15/33	1.3%
U.S. Treasury Notes	4.625%	04/30/29	1.1%
U.S. Treasury Bonds	4.750%	11/15/53	1.0%
U.S. Treasury Notes	2.000%	11/15/26	1.0%
U.S. Treasury Bonds	4.750%	11/15/43	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

On or before October 31, 2024, Western Asset Management Company, LLC and Western Asset Management Company Limited (together, “Western”) will be removed as sub-advisors from the Fund.  Assets under management by Western will be transitioned to Metropolitan West Asset Management, LLC, which has been added as a Fund sub-advisor.

This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 30 at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

CFVAX-SAR-24

Semi-Annual Shareholder Report - August 31, 2024

Catholic Values Fixed Income Fund

SEI Catholic Values Trust/Class Y Shares - CFVYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Catholic Values Fixed Income Fund (the "Fund") for the period from March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.  This report describes changes and planned changes to the Fund since the beginning of the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Values Fixed Income Fund, Class Y Shares	$31	0.61%

Key Fund Statistics as of August 31, 2024

Total Net Assets	Number of Holdings	Portfolio Turnover Rate
$217,483,901	1,329	27%

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	-0.2%
Consumer Staples	0.4%
Materials	0.5%
Sovereign Debt	0.5%
Municipal Bonds	0.7%
Real Estate	0.7%
Loan Participations	0.9%
Health Care	0.9%
Information Technology	1.1%
Cash Equivalent	1.2%
Consumer Discretionary	2.3%
Utilities	2.4%
Industrials	2.6%
Communication Services	2.8%
Energy	3.8%
Asset-Backed Securities	8.7%
Financials	10.4%
U.S. Treasury Obligations	24.8%
Mortgage-Backed Securities	34.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bonds	4.375%	08/15/43	2.1%
U.S. Treasury Bonds	3.625%	05/15/53	1.9%
U.S. Treasury Notes	4.000%	01/31/29	1.4%
U.S. Treasury Bonds	3.875%	05/15/43	1.4%
U.S. Treasury Notes	1.250%	11/30/26	1.3%
U.S. Treasury Notes	3.375%	05/15/33	1.3%
U.S. Treasury Notes	4.625%	04/30/29	1.1%
U.S. Treasury Bonds	4.750%	11/15/53	1.0%
U.S. Treasury Notes	2.000%	11/15/26	1.0%
U.S. Treasury Bonds	4.750%	11/15/43	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

On or before October 31, 2024, Western Asset Management Company, LLC and Western Asset Management Company Limited (together, “Western”) will be removed as sub-advisors from the Fund.  Assets under management by Western will be transitioned to Metropolitan West Asset Management, LLC, which has been added as a Fund sub-advisor.

This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 30 at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

CFVYX-SAR-24

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a) The Schedules of Investments are included as part of the Financial Statements and Financial Highlights filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Financial Highlights are filed herein.

August 31, 2024

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

SEI Catholic Values Trust

❯	Catholic Values Equity Fund

❯	Catholic Values Fixed Income Fund

seic.com

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	33
Statements of Operations	34
Statements of Changes in Net Assets	35
Financial Highlights	36
Notes to Financial Statements	37
Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Form N-CSRS Item 11)	55

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.2%

Communication Services — 7.1%
Alphabet Inc, Cl A	9,353	$1,528
Alphabet Inc, Cl C	16,876	2,786
AT&T Inc	66,283	1,319
Charter Communications Inc, Cl A *	128	44
Cogent Communications Holdings Inc	1,022	72
Comcast Corp, Cl A	14,311	566
Dentsu Group Inc	2,600	80
Electronic Arts Inc	3,208	487
Fox Corp	2,882	115
IAC Inc *	443	23
Interpublic Group of Cos Inc/The	4,252	139
ITV PLC	1,481,941	1,552
Liberty Media Corp-Liberty Formula One, Cl C *	1,082	84
Liberty Media Corp-Liberty Live, Cl A *	1,961	78
Liberty Media Corp-Liberty Live, Cl C *	690	28
Liberty Media Corp-Liberty SiriusXM *	2,161	52
Madison Square Garden Sports Corp *	191	40
Match Group Inc *	514	19
Meta Platforms Inc, Cl A	7,776	4,054
Netflix Inc *	1,697	1,190
New York Times Co/The, Cl A	2,073	114
News Corp	6,196	176
Nexstar Media Group Inc, Cl A	7,648	1,307
Omnicom Group Inc	911	91
Paramount Global, Cl A	2,056	46
Paramount Global, Cl B	2,018	21
Pinterest Inc, Cl A *	5,993	192
Scout24 SE	17,453	1,335
Shutterstock Inc	560	20
Spotify Technology SA *	2,274	780
Take-Two Interactive Software Inc *	1	—
Telefonica Brasil SA	26,800	246
Tencent Holdings Ltd	14,500	710
TKO Group Holdings Inc, Cl A	850	101
T-Mobile US Inc	11,233	2,232
Toei Animation Co Ltd	6,500	140
Trade Desk Inc/The, Cl A *	825	86
TripAdvisor Inc *	1,860	27
Universal Music Group NV	12,959	339
Verizon Communications Inc	24,299	1,015
Walt Disney Co/The	21,199	1,916
WPP PLC	135,751	1,292
ZoomInfo Technologies Inc, Cl A *	2,140	21

		26,463
Consumer Discretionary — 9.6%
ADT Inc	5,625	41
Advance Auto Parts Inc	623	28
Airbnb Inc, Cl A *	1,045	123
Amazon.com Inc *	27,542	4,916
Amer Sports Inc *	5,345	73

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
American Eagle Outfitters Inc	16,752	$345
Aptiv PLC *	636	46
Aramark	2,596	95
Autoliv Inc	1,309	134
AutoNation Inc *	266	47
AutoZone Inc *	44	140
Bath & Body Works Inc	2,927	90
Best Buy Co Inc	976	98
Birkenstock Holding Plc *	1,446	72
Booking Holdings Inc	245	958
BorgWarner Inc	537	18
BRP Inc	4,398	319
Brunswick Corp/DE	1,228	97
Burberry Group PLC	94,456	829
Burlington Stores Inc *	404	108
Capri Holdings Ltd *	1,728	62
CarMax Inc *	744	63
Carnival Corp *	4,654	77
Carter's Inc	1,053	69
Cheesecake Factory Inc/The	2,627	103
Chipotle Mexican Grill Inc, Cl A *	4,050	227
Choice Hotels International Inc	641	82
Columbia Sportswear Co	602	49
Continental AG	4,785	324
Coupang Inc, Cl A *	3,716	82
Crocs Inc *	590	86
Darden Restaurants Inc	375	59
Deckers Outdoor Corp *	571	548
Dick's Sporting Goods Inc	1,799	426
Dollarama Inc	9,272	939
DoorDash Inc, Cl A *	31	4
Dorman Products Inc *	812	92
DR Horton Inc	286	54
eBay Inc	5,427	321
Etsy Inc *	427	24
Expedia Group Inc *	485	67
Fila Holdings Corp	3,344	106
Five Below Inc *	501	38
Floor & Decor Holdings Inc, Cl A *	1,447	163
Ford Motor Co	4,403	49
Gap Inc/The	4,895	110
Garmin Ltd	814	149
General Motors Co	26,383	1,313
Gentex Corp	2,705	85
Genuine Parts Co	393	56
Goodyear Tire & Rubber Co/The *	5,890	52
Grand Canyon Education Inc *	215	31
H&R Block Inc	2,629	166
Harley-Davidson Inc	2,089	78
Hasbro Inc	526	36
Hilton Worldwide Holdings Inc	2,280	501
Home Depot Inc/The	6,276	2,313
Hyatt Hotels Corp, Cl A	442	67

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Industria de Diseno Textil SA	34,555	$1,873
Kohl's Corp	32,555	631
Koito Manufacturing Co Ltd	4,900	72
Lear Corp	411	48
Leggett & Platt Inc	3,003	38
Lithia Motors Inc, Cl A	418	126
LKQ Corp	1,209	50
Lowe's Cos Inc	4,070	1,011
Lucid Group Inc *	11,073	45
Lululemon Athletica Inc *	285	74
LVMH Moet Hennessy Louis Vuitton SE	2,068	1,544
Macy's Inc	595	9
Magna International Inc	13,328	560
Marriott International Inc/MD, Cl A	4,191	984
Marriott Vacations Worldwide Corp	483	36
Mattel Inc *	910	17
McDonald's Corp	368	106
MercadoLibre Inc *	664	1,369
Mohawk Industries Inc *	721	112
Murphy USA Inc	644	335
NIKE Inc, Cl B	691	58
Nikon Corp	16,500	177
Nordstrom Inc	1,516	34
Norwegian Cruise Line Holdings Ltd *	2,379	43
NVR Inc *	23	211
Ollie's Bargain Outlet Holdings Inc *	1,782	160
O'Reilly Automotive Inc *	141	159
Oxford Industries Inc	650	57
Penske Automotive Group Inc	933	159
Planet Fitness Inc, Cl A *	917	74
Polaris Inc	549	46
Pool Corp	3,378	1,188
PulteGroup Inc	48	6
PVH Corp	1,066	105
QuantumScape Corp, Cl A *	15,638	91
Ralph Lauren Corp, Cl A	847	145
Rivian Automotive Inc, Cl A *	4,493	63
Ross Stores Inc	6,768	1,019
Royal Caribbean Cruises Ltd *	765	126
Service Corp International/US	1,305	102
Shimano Inc	2,400	452
Starbucks Corp	9,660	914
Steven Madden Ltd	2,716	122
Swatch Group AG/The	254	53
Tapestry Inc	2,532	104
Tempur Sealy International Inc	2,754	144
Tesla Inc *	3,096	663
Texas Roadhouse Inc, Cl A	566	96
Thor Industries Inc	624	67
TJX Cos Inc/The	5,133	602
TopBuild Corp *	268	105
Topgolf Callaway Brands Corp *	2,933	30
Tractor Supply Co	1,428	382

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Travel + Leisure Co	1,185	$52
Ulta Beauty Inc *	893	315
Under Armour Inc, Cl A *	4,708	36
Urban Outfitters Inc *	2,117	77
Vail Resorts Inc	213	39
Valvoline Inc *	2,446	103
VF Corp	1,652	30
Wendy's Co/The	2,626	44
Whirlpool Corp	461	46
Williams-Sonoma Inc	1,110	149
Wingstop Inc	789	305
Wyndham Hotels & Resorts Inc	874	69
YETI Holdings Inc *	1,751	71
Yum! Brands Inc	560	76

		35,857
Consumer Staples — 7.0%
Ambev SA ADR	33,504	76
Archer-Daniels-Midland Co	1,290	79
Brown-Forman Corp, Cl B	1,103	50
Bunge Global SA	963	98
Campbell Soup Co	5,858	291
Carrefour SA	4,051	65
Casey's General Stores Inc	5,552	2,011
Clorox Co/The	495	78
Coca-Cola Co/The	17,069	1,237
Colgate-Palmolive Co	7,124	759
Conagra Brands Inc	41,761	1,303
Constellation Brands Inc, Cl A	3,340	804
Costco Wholesale Corp	2,137	1,907
Coty Inc, Cl A *	5,378	50
Danone SA	22,070	1,534
Darling Ingredients Inc *	1,535	64
Diageo PLC	42,683	1,387
Dollar General Corp	5,115	424
Dollar Tree Inc *	565	48
elf Beauty Inc *	322	48
Estee Lauder Cos Inc/The, Cl A	422	39
Flowers Foods Inc	2,694	63
General Mills Inc	7,218	522
Hain Celestial Group Inc/The *	2,713	22
Hershey Co/The	1,957	378
Hormel Foods Corp	2,233	73
Ingredion Inc	6,376	856
Inter Parfums Inc	1	—
J M Smucker Co/The	5,753	660
Kellanova	3,231	260
Keurig Dr Pepper Inc	1,806	66
Kimberly-Clark Corp	2,896	419
Kraft Heinz Co/The	1,549	55
Kroger Co/The	27,866	1,483
Lamb Weston Holdings Inc	1,288	80
Lancaster Colony Corp	634	108
LG H&H Co Ltd	3,915	1,039

SEI Catholic Values Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
McCormick & Co Inc/MD	1,882	$151
MGP Ingredients Inc	213	19
Mondelez International Inc, Cl A	12,727	914
PepsiCo Inc	6,225	1,076
Performance Food Group Co *	132	10
Pernod Ricard SA	7,569	1,079
Sysco Corp	10,064	785
Target Corp	1,620	249
TreeHouse Foods Inc *	2,188	90
Tyson Foods Inc, Cl A	7,834	504
Unilever PLC	27,401	1,766
US Foods Holding Corp *	13,632	807
Walgreens Boots Alliance Inc	28,358	262
Walmart Inc	1,126	87

		26,235
Energy — 3.9%
Antero Midstream Corp	5,338	79
Antero Resources Corp *	3,254	88
Baker Hughes Co, Cl A	22,837	803
BP PLC	62,631	353
BP PLC ADR	29,443	1,000
Cactus Inc, Cl A	1,347	80
Cameco Corp	1,400	57
Canadian Natural Resources Ltd	40,551	1,468
ChampionX Corp	3,180	99
Cheniere Energy Inc	2,798	518
Chesapeake Energy Corp	749	56
Chevron Corp	12,001	1,776
Chord Energy Corp	419	62
Civitas Resources Inc	2,350	144
ConocoPhillips	8,365	952
Coterra Energy Inc	2,108	51
Devon Energy Corp	6,524	292
Diamondback Energy Inc	8,823	1,722
EOG Resources Inc	6,401	825
EQT Corp	6,571	220
Exxon Mobil Corp	2,958	349
Halliburton Co	4,010	125
Hess Corp	1,868	258
HF Sinclair Corp	1,178	58
Kinder Morgan Inc	19,664	424
Marathon Oil Corp	2,359	68
Marathon Petroleum Corp	2,427	430
New Fortress Energy Inc, Cl A	2,147	26
Occidental Petroleum Corp	1,070	61
ONEOK Inc	2,578	238
Ovintiv Inc	1,218	52
Phillips 66	680	95
Range Resources Corp	2,464	74
Schlumberger NV	4,621	203
Shell PLC ADR	6,492	465
Southwestern Energy Co *	15,313	98
TechnipFMC PLC	4,011	108

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Texas Pacific Land Corp	213	$185
Valero Energy Corp	1,795	263
Weatherford International PLC	569	60
Williams Cos Inc/The	4,821	221

		14,506
Financials — 15.4%
Affiliated Managers Group Inc	631	110
Aflac Inc	1,184	131
AGNC Investment Corp ‡	2,829	29
AIA Group Ltd	265,000	1,884
AIB Group PLC	148,617	896
Allstate Corp/The	3,384	639
Ally Financial Inc	2,235	97
American Express Co	2,128	550
Ameriprise Financial Inc	2,810	1,263
Annaly Capital Management Inc ‡	9,563	193
Aon PLC, Cl A	2,132	733
Apollo Global Management Inc	658	76
Arch Capital Group Ltd *	2,300	260
Ares Management Corp, Cl A	1,251	183
Arthur J Gallagher & Co	272	80
Assurant Inc	485	95
Assured Guaranty Ltd	1,974	158
Axis Capital Holdings Ltd	1,754	140
Banco do Brasil SA	205,800	1,020
Bank of America Corp	18,752	764
Bank of New York Mellon Corp/The	6,146	419
Bank OZK	9,680	420
Barclays PLC	544,535	1,635
Berkshire Hathaway Inc, Cl B *	3,075	1,463
BlackRock Inc, Cl A	860	776
Blackstone Inc	1,004	143
Block Inc, Cl A *	934	62
Blue Owl Capital Inc, Cl A	3,912	69
BOK Financial Corp	794	83
Brighthouse Financial Inc *	1,395	64
Brown & Brown Inc	806	85
Capital One Financial Corp	657	97
Carlyle Group Inc/The	1,855	74
Charles Schwab Corp/The	8,887	579
Chimera Investment Corp ‡	2,606	40
Chubb Ltd	1,561	444
Cincinnati Financial Corp	726	99
Citigroup Inc	43,797	2,743
Citizens Financial Group Inc	14,083	606
City Holding Co	679	81
CME Group Inc, Cl A	2,621	565
CNA Financial Corp	184	10
Cohen & Steers Inc	792	71
Columbia Banking System Inc	2,761	70
Comerica Inc	724	41
Commerce Bancshares Inc/MO	1,315	84
Credit Acceptance Corp *	209	97

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cullen/Frost Bankers Inc	599	$67
Discover Financial Services	5,904	819
East West Bancorp Inc	1,870	157
Equitable Holdings Inc	4,036	172
Euronet Worldwide Inc *	554	60
Evercore Inc, Cl A	786	193
Everest Group Ltd	248	97
FactSet Research Systems Inc	1,748	739
Fidelity National Financial Inc	1,791	106
Fidelity National Information Services Inc	613	51
Fifth Third Bancorp	1,877	80
First American Financial Corp	1,122	72
First Citizens BancShares Inc/NC, Cl A	16	32
First Hawaiian Inc	1,924	47
First Horizon Corp	10,810	179
First Interstate BancSystem Inc, Cl A	2,479	77
Fiserv Inc *	689	120
FNB Corp/PA	33,393	500
Franklin Resources Inc	1,707	35
Gjensidige Forsikring ASA	4,629	82
Global Payments Inc	11,496	1,276
Globe Life Inc	1,091	115
Goldman Sachs Group Inc/The	270	138
Hamilton Lane Inc, Cl A	801	122
Hanover Insurance Group Inc/The	687	101
Hartford Financial Services Group Inc/The	4,339	504
HDFC Bank Ltd ADR	4,249	260
Home BancShares Inc/AR	2,656	74
Hong Kong Exchanges & Clearing Ltd	2,100	65
Houlihan Lokey Inc, Cl A	658	103
Huntington Bancshares Inc/OH	11,006	165
Independent Bank Corp	1,149	73
Intercontinental Exchange Inc	804	130
Invesco Ltd	3,179	54
Jack Henry & Associates Inc	408	71
Janus Henderson Group PLC	2,562	96
Jefferies Financial Group Inc	2,802	168
JPMorgan Chase & Co	12,609	2,834
KeyCorp	3,317	57
Kinsale Capital Group Inc	3,906	1,918
KKR & Co Inc, Cl A	2,511	311
Lincoln National Corp	1,943	62
London Stock Exchange Group PLC	3,490	470
LPL Financial Holdings Inc	709	159
M&T Bank Corp	1,119	193
MarketAxess Holdings Inc	311	75
Marsh & McLennan Cos Inc	4,252	967
Mastercard Inc, Cl A	677	327
MetLife Inc	4,026	312
MGIC Investment Corp	7,078	180
Moody's Corp	1,812	884
Morgan Stanley	20,904	2,166
Morningstar Inc	253	79

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MSCI Inc, Cl A	2,114	$1,227
Nasdaq Inc	1,761	127
National Bank Holdings Corp, Cl A	2,089	91
NMI Holdings Inc, Cl A *	2,141	88
Northern Trust Corp	2,012	183
NU Holdings Ltd/Cayman Islands, Cl A *	8,157	122
Old National Bancorp/IN	5,074	101
Old Republic International Corp	2,551	91
OneMain Holdings Inc, Cl A	1,860	92
Partners Group Holding AG	1,085	1,561
PayPal Holdings Inc *	4,618	334
Pinnacle Financial Partners Inc	2,549	254
PNC Financial Services Group Inc/The	2,121	393
Popular Inc	7,762	796
Primerica Inc	683	180
Principal Financial Group Inc	1,152	94
Progressive Corp/The	4,355	1,098
Prosperity Bancshares Inc	1,900	140
Prudential Financial Inc	5,745	696
Raymond James Financial Inc	1,360	163
Regions Financial Corp	5,506	129
Reinsurance Group of America Inc	1	—
RenaissanceRe Holdings Ltd	345	88
Rithm Capital Corp ‡	6,833	82
Robinhood Markets Inc, Cl A *	3,099	62
Rocket Cos Inc, Cl A *	6,200	122
S&P Global Inc	3,343	1,716
SLM Corp	12,309	272
SoFi Technologies Inc *	7,540	60
Starwood Property Trust Inc ‡	4,020	84
State Street Corp	9,545	831
Stifel Financial Corp	1,841	162
Synchrony Financial	2,944	148
Synovus Financial Corp	5,299	244
T Rowe Price Group Inc	674	71
TPG Inc, Cl A	2,239	113
Tradeweb Markets Inc, Cl A	874	103
Travelers Cos Inc/The	433	99
Truist Financial Corp	2,659	118
Univest Financial Corp	3,376	96
Unum Group	3,649	202
US Bancorp	1,600	76
UWM Holdings Corp	11,185	105
Valley National Bancorp	7,913	69
Virtu Financial Inc, Cl A	3,660	112
Visa Inc, Cl A	14,423	3,986
W R Berkley Corp	2,109	126
Webster Financial Corp	5,867	278
Westamerica BanCorp	1,484	77
Western Alliance Bancorp	2,780	227
Western Union Co/The	12,682	155
WEX Inc *	324	62
White Mountains Insurance Group Ltd	78	144

SEI Catholic Values Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Willis Towers Watson PLC	1,893	$553
Wintrust Financial Corp	1,614	176
XP Inc, Cl A	28,710	529
Zions Bancorp NA	1,209	60

		57,783
Health Care — 8.7%
Acadia Healthcare Co Inc *	4,280	351
Align Technology Inc *	210	50
Amedisys Inc *	685	67
Apellis Pharmaceuticals Inc *	1,267	49
Avantor Inc *	2,706	70
Azenta Inc *	9,220	457
Baxter International Inc	11,232	426
Boston Scientific Corp *	15,011	1,228
Cardinal Health Inc	3,870	436
Cencora Inc, Cl A	3,458	828
Certara Inc *	1,816	22
Chemed Corp	108	63
Coloplast A/S, Cl B	9,615	1,313
CVS Health Corp	26,983	1,545
DENTSPLY SIRONA Inc	7,531	191
Dexcom Inc *	5,879	408
Doximity Inc, Cl A *	19	1
Edwards Lifesciences Corp *	8,452	591
Elanco Animal Health Inc *	42,498	657
Elevance Health Inc	1,813	1,010
Encompass Health Corp	5,211	485
Enovis Corp *	1,056	49
Ensign Group Inc/The	942	143
Envista Holdings Corp *	9,112	166
Exact Sciences Corp *	2,022	125
Exelixis Inc *	13,403	349
Fortrea Holdings Inc *	513	12
Globus Medical Inc, Cl A *	2,130	155
Henry Schein Inc *	2,467	174
Hologic Inc *	1,306	106
Hoya Corp	10,900	1,542
Humana Inc	345	122
IDEXX Laboratories Inc *	1,427	687
Incyte Corp *	7,222	474
Insulet Corp *	385	78
Integra LifeSciences Holdings Corp *	1,163	24
Intra-Cellular Therapies Inc, Cl A *	987	72
Intuitive Surgical Inc *	2,125	1,047
Ionis Pharmaceuticals Inc *	1,566	75
IQVIA Holdings Inc *	267	67
Jazz Pharmaceuticals PLC *	7,319	849
Koninklijke Philips NV *	25,868	779
Labcorp Holdings Inc	513	118
LeMaitre Vascular Inc	1,045	94
M3 Inc	78,600	760
Masimo Corp *	645	76
Medpace Holdings Inc *	238	85

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Medtronic PLC	19,392	$1,718
Mettler-Toledo International Inc *	540	777
Molina Healthcare Inc *	1	—
Natera Inc *	3,164	374
Neurocrine Biosciences Inc *	4,676	594
Option Care Health Inc *	2,507	80
Penumbra Inc *	330	67
Premier Inc, Cl A	12,059	246
Prestige Consumer Healthcare Inc *	16,138	1,205
Quest Diagnostics Inc	2,735	429
QuidelOrtho Corp *	738	31
Repligen Corp *	2,688	406
ResMed Inc	2,818	691
Royalty Pharma PLC, Cl A	3,976	115
Sotera Health Co *	5,022	78
STERIS PLC	6,619	1,596
Stryker Corp	2,405	867
Teleflex Inc	1,029	252
United Therapeutics Corp *	2,281	829
US Physical Therapy Inc	80	7
Vaxcyte Inc *	1,194	96
Veeva Systems Inc, Cl A *	1,171	253
Viking Therapeutics Inc *	1,379	88
Waters Corp *	2,039	706
West Pharmaceutical Services Inc	425	133
Zimmer Biomet Holdings Inc	5,327	615
Zoetis Inc, Cl A	9,779	1,794

		32,523
Industrials — 13.7%
A O Smith Corp	943	79
AAON Inc	809	77
Acuity Brands Inc	561	143
AECOM	1,218	122
AerCap Holdings NV	15,761	1,535
AGCO Corp	675	61
Air Lease Corp, Cl A	6,874	318
Alaska Air Group Inc *	2,479	90
Allegion plc	536	74
Allison Transmission Holdings Inc	2,275	211
American Airlines Group Inc *	4,404	47
AMETEK Inc	3,249	556
AP Moller - Maersk A/S, Cl B	783	1,170
Armstrong World Industries Inc	1,080	137
Assa Abloy AB, Cl B	45,170	1,460
Automatic Data Processing Inc	7,280	2,009
AutoStore Holdings Ltd *	26,907	29
Avis Budget Group Inc	323	26
AZEK Co Inc/The, Cl A *	2,408	103
Booz Allen Hamilton Holding Corp, Cl A	1,232	196
Broadridge Financial Solutions Inc	381	81
CACI International Inc, Cl A *	373	182
Carlisle Cos Inc	402	170
Carrier Global Corp	2,640	192

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Caterpillar Inc	256	$91
CH Robinson Worldwide Inc	994	103
Chart Industries Inc *	1,261	154
Cintas Corp	215	173
Clarivate PLC *	9,578	66
CNH Industrial NV	58,813	608
Comfort Systems USA Inc	222	78
Computershare Ltd	12,046	232
Concentrix Corp	404	30
Copart Inc *	3,236	171
Core & Main Inc, Cl A *	1,847	89
CSX Corp	4,524	155
Cummins Inc	1,667	522
Dayforce Inc *	1,194	68
Deere & Co	1,975	762
Delta Air Lines Inc	19,773	840
Diploma PLC	8,463	497
Donaldson Co Inc	397	29
Dover Corp	1,366	254
Eaton Corp PLC	3,417	1,049
EMCOR Group Inc	908	357
Emerson Electric Co	1,607	169
Enerpac Tool Group Corp, Cl A	23,377	964
Enpro Inc	439	71
Enviri Corp *	70,976	848
ExlService Holdings Inc *	5,410	198
Expeditors International of Washington Inc	896	111
Experian PLC	32,609	1,579
Fastenal Co	1,128	77
FedEx Corp	2,248	672
Ferguson Enterprises Inc	409	84
Flowserve Corp	1,306	65
Fortive Corp	627	47
Fortune Brands Innovations Inc	945	75
FTI Consulting Inc *	918	210
Gates Industrial Corp PLC *	5,238	95
Generac Holdings Inc *	427	67
Genpact Ltd	20,266	795
GFL Environmental Inc	42,655	1,847
Graco Inc	401	33
GXO Logistics Inc *	1,412	71
Hayward Holdings Inc *	5,405	80
HEICO Corp	1,009	259
HEICO Corp, Cl A	600	120
Hexcel Corp	889	56
Howmet Aerospace Inc	2,891	279
Hubbell Inc, Cl B	100	40
Huron Consulting Group Inc *	270	30
IDEX Corp	425	88
Illinois Tool Works Inc	3,263	826
IMCD NV	459	75
Ingersoll Rand Inc	1,197	109
Insperity Inc	1,029	97

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ITT Inc	1,117	$156
JB Hunt Transport Services Inc	477	83
Johnson Controls International plc	9,066	660
Kirby Corp *	2,029	243
Knight-Swift Transportation Holdings Inc, Cl A	1,117	59
Korn Ferry	1,643	120
Landstar System Inc	336	61
Legrand SA	12,691	1,422
Lennox International Inc	194	114
LG Corp	2,526	150
Lincoln Electric Holdings Inc	809	157
Lyft Inc, Cl A *	1,618	19
ManpowerGroup Inc	944	70
Masco Corp	1,109	88
MasTec Inc *	834	94
MDU Resources Group Inc	2,166	56
Middleby Corp/The *	535	75
MSA Safety Inc	401	73
MSC Industrial Direct Co Inc, Cl A	5,596	460
Nordson Corp	843	216
Norfolk Southern Corp	420	108
nVent Electric PLC	2,436	166
Old Dominion Freight Line Inc	3,432	662
Oshkosh Corp	1,137	123
Otis Worldwide Corp	11,012	1,043
Owens Corning	790	133
PACCAR Inc	1,156	111
Parker-Hannifin Corp	128	77
Paychex Inc	550	72
Paycom Software Inc	217	35
Paycor HCM Inc *	2,683	38
Paylocity Holding Corp *	467	75
Pentair PLC	1,364	121
Quanta Services Inc	191	53
RB Global Inc	1,099	95
Regal Rexnord Corp	733	123
RELX PLC	38,805	1,805
Republic Services Inc, Cl A	700	146
Robert Half Inc	1,607	101
Rockwell Automation Inc	1,053	286
Rollins Inc	2,023	102
Ryder System Inc	2,375	345
Saia Inc *	191	72
Schneider National Inc, Cl B	2,470	67
Science Applications International Corp	487	64
Sensata Technologies Holding PLC	6,719	259
Signify NV	57,531	1,416
Simpson Manufacturing Co Inc	408	75
SiteOne Landscape Supply Inc *	487	69
SMS Co Ltd	82,000	1,235
Snap-on Inc	234	66
Societe BIC SA	942	64

SEI Catholic Values Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Southwest Airlines Co	1,122	$32
SS&C Technologies Holdings Inc	1,126	85
Standex International Corp	1,683	301
Stanley Black & Decker Inc	4,972	509
Swire Pacific Ltd, Cl A	20,000	170
Tetra Tech Inc	1,268	301
Timken Co/The	1,209	102
Toro Co/The	721	67
Toromont Industries Ltd	8,595	770
Trane Technologies PLC	2,487	899
TransDigm Group Inc	58	80
TransUnion	974	94
Trex Co Inc *	956	61
Uber Technologies Inc *	1,349	99
UniFirst Corp/MA	449	85
Union Pacific Corp	3,457	885
United Airlines Holdings Inc *	1,164	51
United Parcel Service Inc, Cl B	5,859	753
United Rentals Inc	308	228
Valmont Industries Inc	817	233
VAT Group AG	141	73
Verisk Analytics Inc, Cl A	474	129
Vertiv Holdings Co, Cl A	1,437	119
Vestis Corp	1,298	18
Waste Connections Inc	8,921	1,664
Waste Management Inc	3,911	829
Watsco Inc	331	157
WESCO International Inc	964	159
Westinghouse Air Brake Technologies Corp	2,694	457
WillScot Holdings Corp *	1,711	66
Wolters Kluwer NV	5,498	938
Woodward Inc	800	133
WW Grainger Inc	824	812
Xylem Inc/NY	5,273	725

		51,200
Information Technology — 23.1%
Accenture PLC, Cl A	5,970	2,041
Adobe Inc *	2,572	1,477
Advanced Micro Devices Inc *	8,964	1,332
Akamai Technologies Inc *	1,965	200
Allegro MicroSystems Inc *	1,597	39
Amdocs Ltd	872	76
Amphenol Corp, Cl A	3,644	246
Analog Devices Inc	326	77
ANSYS Inc *	247	79
Appfolio Inc, Cl A *	282	65
Apple Inc	50,010	11,452
Applied Materials Inc	4,411	870
AppLovin Corp, Cl A *	6,552	609
Arista Networks Inc *	2,484	878
Arrow Electronics Inc *	1,030	139
ASML Holding NV	1,629	1,464
Aspen Technology Inc *	322	75

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Atlassian Corp, Cl A *	1	$—
Autodesk Inc *	334	86
Avnet Inc	1,907	105
Belden Inc	657	71
Bentley Systems Inc, Cl B	2,299	118
Broadcom Inc	32,540	5,298
Brother Industries Ltd	76,600	1,421
Cadence Design Systems Inc *	832	224
CDW Corp/DE	4,127	931
Check Point Software Technologies Ltd *	7,699	1,482
Ciena Corp *	1,878	108
Cirrus Logic Inc *	1,236	180
Cisco Systems Inc	19,204	971
Cloudflare Inc, Cl A *	666	55
Cognex Corp	6,582	266
Cognizant Technology Solutions Corp, Cl A	869	68
Coherent Corp *	1,884	147
Confluent Inc, Cl A *	550	12
Crane NXT Co	1,165	68
Datadog Inc, Cl A *	1,075	125
Dell Technologies Inc, Cl C	503	58
DocuSign Inc, Cl A *	497	29
Dolby Laboratories Inc, Cl A	1,050	75
DoubleVerify Holdings Inc *	3,676	72
Dropbox Inc, Cl A *	2,225	56
DXC Technology Co *	2,083	43
Elastic NV *	642	49
Entegris Inc	553	64
F5 Inc *	506	103
Fair Isaac Corp *	42	73
First Solar Inc *	733	167
Fortinet Inc *	1,010	77
Gartner Inc *	205	101
Gen Digital Inc	2,665	71
Gitlab Inc, Cl A *	1,223	58
GLOBALFOUNDRIES Inc *	1,155	54
Globant SA *	146	30
GoDaddy Inc, Cl A *	5,002	837
Guidewire Software Inc *	1,075	160
Halma PLC	13,884	476
Harmonic Inc *	9,616	139
Hewlett Packard Enterprise Co	37,113	719
Hexagon AB, Cl B	36,106	370
HP Inc	22,192	803
HubSpot Inc *	83	41
Intel Corp	11,891	262
International Business Machines Corp	678	137
Intuit Inc	4,062	2,560
IPG Photonics Corp *	692	47
Jabil Inc	593	65
Juniper Networks Inc	15,906	618
Keyence Corp	200	96
Keysight Technologies Inc *	2,282	352

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
KLA Corp	170	$139
Kulicke & Soffa Industries Inc	1,690	74
Kyndryl Holdings Inc *	7,926	188
Lam Research Corp	877	720
Lattice Semiconductor Corp *	677	32
Littelfuse Inc	331	90
Lotes Co Ltd	3,000	144
Lumentum Holdings Inc *	6,296	363
Manhattan Associates Inc *	64	17
Marvell Technology Inc	9,627	734
Micron Technology Inc	16,238	1,563
Microsoft Corp	32,784	13,676
MKS Instruments Inc	668	80
MongoDB Inc, Cl A *	261	76
Monolithic Power Systems Inc	720	673
Motorola Solutions Inc	4,077	1,802
nCino Inc *	762	23
NetApp Inc	1,531	185
Nokia Oyj	400,487	1,763
Nutanix Inc, Cl A *	3,455	218
NVIDIA Corp	76,926	9,183
Okta Inc, Cl A *	276	22
ON Semiconductor Corp *	5,455	425
Onto Innovation Inc *	318	68
Oracle Corp	3,681	520
Palo Alto Networks Inc *	1	—
Power Integrations Inc	800	54
Procore Technologies Inc *	905	54
PTC Inc *	1	—
QUALCOMM Inc	5,344	937
RingCentral Inc, Cl A *	199	7
Rogers Corp *	596	64
Roper Technologies Inc	137	76
Salesforce Inc	4,138	1,047
Samsung Electronics Co Ltd	24,331	1,353
SAP SE	8,542	1,869
ServiceNow Inc *	277	237
Silicon Laboratories Inc *	508	60
Skyworks Solutions Inc	606	66
Smartsheet Inc, Cl A *	1,379	67
Snowflake Inc, Cl A *	867	99
Super Micro Computer Inc *	78	34
Synopsys Inc *	73	38
Taiwan Semiconductor Manufacturing Co Ltd ADR	15,983	2,744
TD SYNNEX Corp	404	49
Teledyne Technologies Inc *	157	68
Teradata Corp *	1,199	34
Teradyne Inc	1,442	197
Texas Instruments Inc	407	87
TOTVS SA	12,500	66
Trimble Inc *	1,500	85
Twilio Inc, Cl A *	463	29

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tyler Technologies Inc *	237	$139
Ubiquiti Inc	331	64
UiPath Inc, Cl A *	4,862	63
Unity Software Inc *	585	10
Universal Display Corp	1,983	384
VeriSign Inc *	2,996	551
Viavi Solutions Inc *	6,176	53
Vontier Corp	9,773	342
Western Digital Corp *	2,446	160
Wolfspeed Inc *	341	3
Workday Inc, Cl A *	1,592	419
Zebra Technologies Corp, Cl A *	677	234
Zoom Video Communications Inc, Cl A *	186	13
Zscaler Inc *	487	97

		86,448
Materials — 3.9%
Air Products and Chemicals Inc	2,804	782
Albemarle Corp	467	42
Alcoa Corp	4,724	152
Amcor PLC	8,591	98
Anglo American PLC	16,944	492
AptarGroup Inc	1,090	167
Arcadium Lithium PLC *	20,846	57
Avery Dennison Corp	548	122
Axalta Coating Systems Ltd *	19,933	728
Ball Corp	927	59
Berry Global Group Inc	1,072	74
Cabot Corp	1,164	122
Celanese Corp, Cl A	707	92
CF Industries Holdings Inc	2,717	226
Chemours Co/The	3,046	59
Cleveland-Cliffs Inc *	4,585	60
Corteva Inc	1,306	75
Covestro AG *	14,389	882
CRH PLC	939	85
Crown Holdings Inc	5,279	477
Dow Inc	975	52
DuPont de Nemours Inc	9,451	796
Eastman Chemical Co	4,713	482
Ecolab Inc	466	118
Element Solutions Inc	5,641	151
FMC Corp	11,270	728
Freeport-McMoRan Inc	5,276	234
Graphic Packaging Holding Co	4,953	148
Huntsman Corp	4,477	99
Ingevity Corp *	1,326	52
Innospec Inc	1,185	137
International Flavors & Fragrances Inc	737	77
International Paper Co	1,238	60
Linde PLC	168	80
Louisiana-Pacific Corp	1,691	164
LyondellBasell Industries NV, Cl A	607	60
Martin Marietta Materials Inc	1,672	893

SEI Catholic Values Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mosaic Co/The	2,498	$71
NewMarket Corp	145	83
Newmont Corp	14,973	799
Nucor Corp	870	132
O-I Glass Inc, Cl I *	8,446	107
Packaging Corp of America	472	99
PPG Industries Inc	510	66
Quaker Chemical Corp	241	41
Reliance Inc	4,921	1,411
Rio Tinto Ltd	5,521	418
Royal Gold Inc	466	65
Scotts Miracle-Gro Co/The	796	57
Sealed Air Corp	1,831	64
Sherwin-Williams Co/The	3,464	1,280
Smurfit WestRock PLC	1,448	69
Sonoco Products Co	903	51
Steel Dynamics Inc	1,777	212
United States Steel Corp	4,118	156
Vulcan Materials Co	363	89

		14,452
Real Estate — 2.3%
Alexandria Real Estate Equities Inc ‡	322	39
American Homes 4 Rent, Cl A ‡	2,436	97
American Tower Corp ‡	3,377	757
Americold Realty Trust Inc ‡	1,965	57
AvalonBay Communities Inc ‡	909	205
Brixmor Property Group Inc ‡	4,961	136
BXP Inc ‡	2,949	222
CBRE Group Inc, Cl A *	5,245	604
COPT Defense Properties ‡	3,768	112
CoStar Group Inc *	712	55
Cousins Properties Inc ‡	2,645	75
Crown Castle Inc ‡	4,114	461
CubeSmart ‡	1,472	76
Digital Realty Trust Inc ‡	437	66
EastGroup Properties Inc ‡	635	118
Equinix Inc ‡	1,596	1,332
Equity LifeStyle Properties Inc ‡	1,548	113
Equity Residential ‡	780	58
Essex Property Trust Inc ‡	187	56
Extra Space Storage Inc ‡	460	81
Federal Realty Investment Trust ‡	402	46
First Industrial Realty Trust Inc ‡	1,196	68
FirstService Corp	410	74
Healthpeak Properties Inc ‡	3,935	88
Highwoods Properties Inc ‡	2,287	74
Host Hotels & Resorts Inc ‡	9,310	165
Howard Hughes Holdings Inc *	411	31
Iron Mountain Inc ‡	1,533	174
Jones Lang LaSalle Inc *	410	105
Kilroy Realty Corp ‡	811	29
Kimco Realty Corp ‡	2,506	58
Lamar Advertising Co, Cl A ‡	862	108

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mid-America Apartment Communities Inc ‡	482	$78
Newmark Group Inc, Cl A	11,057	153
NNN REIT Inc ‡	993	47
Park Hotels & Resorts Inc ‡	5,035	77
Prologis Inc ‡	6,809	870
Public Storage ‡	298	102
Rayonier Inc ‡	2,788	86
Realty Income Corp ‡	1,634	101
Regency Centers Corp ‡	826	60
Rexford Industrial Realty Inc ‡	1,192	61
SBA Communications Corp, Cl A ‡	1,053	239
Seaport Entertainment Group Inc *	45	1
Simon Property Group Inc ‡	566	95
STAG Industrial Inc ‡	3,653	148
Terreno Realty Corp ‡	1,746	121
UDR Inc ‡	2,288	102
Ventas Inc ‡	1,890	117
Vornado Realty Trust ‡	765	26
Welltower Inc ‡	1,829	221
Weyerhaeuser Co ‡	2,954	90
Zillow Group Inc, Cl C *	1,894	105

		8,640
Utilities — 2.5%
AES Corp/The	4,013	69
Alliant Energy Corp	1,828	106
Ameren Corp	786	65
American Electric Power Co Inc	1,847	185
American Water Works Co Inc	2,358	337
Atmos Energy Corp	534	70
Avangrid Inc	2,174	78
Brookfield Infrastructure Corp, Cl A	1,361	55
Brookfield Renewable Corp, Cl A	3,044	87
CenterPoint Energy Inc	3,540	97
Clearway Energy Inc, Cl C	2,159	63
CMS Energy Corp	5,948	404
Consolidated Edison Inc	3,038	309
Constellation Energy Corp	369	73
Dominion Energy Inc	1,583	88
DTE Energy Co	931	116
Duke Energy Corp	2,448	279
Edison International	7,451	648
Entergy Corp	595	72
Essential Utilities Inc	1,211	47
Evergy Inc	833	49
Eversource Energy	5,900	398
Exelon Corp	15,856	604
FirstEnergy Corp	11,167	490
IDACORP Inc, Cl Rights	994	101
National Fuel Gas Co	1,319	79
NextEra Energy Inc	16,689	1,344
NiSource Inc	1,440	48
NRG Energy Inc	16,896	1,436
OGE Energy Corp	2,708	107

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Catholic Values Equity Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pinnacle West Capital Corp	566	$50
PPL Corp	23,068	736
Public Service Enterprise Group Inc	1,010	82
Sempra	932	77
Spire Inc	978	64
UGI Corp	1,904	47
Vistra Corp	1,148	98
WEC Energy Group Inc	737	69
Xcel Energy Inc	6,735	412

		9,539
Total Common Stock
(Cost $244,263) ($ Thousands)		363,646

PREFERRED STOCK — 0.5%

Consumer Discretionary — 0.1%
Volkswagen AG (A)	2,540	270

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Consumer Staples — 0.4%
Henkel AG & Co KGaA (A)	15,911	$1,458

Total Preferred Stock
(Cost $1,597) ($ Thousands)		1,728
	Number of Rights
RIGHTS — 0.0%
United States — 0.0%
Abiomed Inc *‡‡	297	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund, Institutional Class
5.200%**†	5,993,557	5,994
Total Cash Equivalent
(Cost $5,994) ($ Thousands)		5,994
Total Investments in Securities — 99.3%
(Cost $251,854) ($ Thousands)		$371,368

A list of the open futures contracts held by the Fund at August 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	10	Sep-2024	$1,073	$1,112	$39
S&P 500 Index E-MINI	18	Sep-2024	4,988	5,094	106
			$6,061	$6,206	$145

Percentages are based on Net Assets of $374,021 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2024.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.
(A)	No interest rate available.
‡‡	Expiration date not available.

ADR — American Depositary Receipt
Cl — Class
Ltd. — Limited
MSCI — Morgan Stanley Capital International
NASDAQ – National Association of Securities Dealers and Automated Quotations
PLC — Public Limited Company
REIT — Real Estate Investment Trust
S&P— Standard & Poor's

SEI Catholic Values Trust

The following is a summary of the level of inputs used as of August 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)		Level 3 ($)	Total ($)
Common Stock	363,646	–		–	363,646
Preferred Stock	1,728	–		–	1,728
Rights	–	–	^	–	–
Cash Equivalent	5,994	–		–	5,994
Total Investments in Securities	371,368	–		–	371,368

^ Security valued at zero.

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	145	–	–	145
Total Other Financial Instruments	145	–	–	145

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2024 ($ Thousands):

Security Description	Value 2/29/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$4,022	$10,757	$(8,785)	$—	$—	$5,994	$134	$—

Amounts designated as "-" are $0.

The accompanying notes are an integral part of the financial statements.

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 34.0%
Agency Mortgage-Backed Obligations — 27.8%
FHLMC
6.500%, 02/01/2053 to 02/01/2054	$340	$350
6.000%, 03/01/2035 to 03/01/2054	1,167	1,204
5.500%, 04/01/2030 to 06/01/2054	1,959	1,988
5.000%, 06/01/2041 to 05/01/2053	1,441	1,443
4.500%, 06/01/2038 to 11/01/2052	598	591
4.000%, 07/01/2037 to 02/01/2053	722	696
3.500%, 04/01/2033 to 04/01/2052	1,201	1,131
3.000%, 06/01/2034 to 06/01/2052	3,257	2,991
2.500%, 01/01/2050 to 05/01/2052	4,315	3,740
2.000%, 09/01/2040 to 11/01/2051	2,680	2,258
1.500%, 11/01/2040 to 03/01/2052	460	379
FHLMC ARM
6.445%, RFUCCT1Y + 1.596%, 06/01/2047(A)	78	80
6.336%, RFUCCT1Y + 1.623%, 10/01/2046(A)	176	181
3.098%, RFUCCT1Y + 1.621%, 02/01/2050(A)	61	59
3.006%, RFUCCT1Y + 1.627%, 11/01/2048(A)	45	43
2.919%, RFUCCT1Y + 1.619%, 11/01/2047(A)	49	49
2.634%, RFUCCT1Y + 1.634%, 12/01/2050(A)	92	86
FHLMC CMO, Ser 2014-328, Cl S4, IO
0.803%, 02/15/2038(A)	16	1
FHLMC CMO, Ser 2014-4415, Cl IO, IO
0.827%, 04/15/2041(A)	74	5
FHLMC CMO, Ser 2015-4494, Cl AI, IO
1.101%, 11/15/2038(A)	77	6
FHLMC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	46	40
FHLMC CMO, Ser 2020-5010, Cl JI, IO
2.500%, 09/25/2050	75	12
FHLMC CMO, Ser 2020-5018, Cl MI, IO
2.000%, 10/25/2050	78	10
FHLMC CMO, Ser 2020-5038, Cl PJ
0.750%, 10/25/2050	295	211
FHLMC CMO, Ser 2021-5071, Cl IH, IO
2.500%, 02/25/2051	78	10
FHLMC CMO, Ser 2021-5118, Cl NI, IO
2.000%, 02/25/2051	741	95
FHLMC CMO, Ser 2022-5224, Cl HL
4.000%, 04/25/2052	200	184
FHLMC CMO, Ser 2022-5230, Cl PE
2.000%, 12/25/2051	100	81
FHLMC CMO, Ser 2023-5377, Cl IO, IO
2.500%, 12/25/2051	855	110
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1517, Cl X1, IO
1.436%, 07/25/2035(A)	234	24

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1519, Cl X1, IO
0.690%, 12/25/2035(A)	$2,054	$94
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2021-K124, Cl X1, IO
0.808%, 12/25/2030(A)	2,981	109
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2022-1, Cl MAU
3.250%, 11/25/2061	287	265
FHLMC STACR REMIC Trust, Ser 2020-DNA1, Cl B1
7.763%, SOFR30A + 2.414%, 01/25/2050(A)(B)	180	188
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
6.849%, SOFR30A + 1.500%, 10/25/2041(A)(B)	260	261
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M2
9.099%, SOFR30A + 3.750%, 02/25/2042(A)(B)	110	115
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1B
7.749%, SOFR30A + 2.400%, 02/25/2042(A)(B)	200	205
FHLMC STACR REMIC Trust, Ser 2022-DNA3, Cl B1
10.999%, SOFR30A + 5.650%, 04/25/2042(A)(B)	120	130
FHLMC STACR REMIC Trust, Ser 2022-DNA6, Cl M1A
7.499%, SOFR30A + 2.150%, 09/25/2042(A)(B)	63	64
FHLMC STACR REMIC Trust, Ser 2022-DNA6, Cl M2
11.099%, SOFR30A + 5.750%, 09/25/2042(A)(B)	100	111
FHLMC STACR REMIC Trust, Ser 2023-DNA2, Cl M1A
7.448%, SOFR30A + 2.100%, 04/25/2043(A)(B)	164	167
FHLMC STACR REMIC Trust, Ser 2024-DNA1, Cl M2
7.299%, SOFR30A + 1.950%, 02/25/2044(A)(B)	250	252
FNMA
6.500%, 01/01/2053 to 03/01/2054	346	358
6.000%, 12/01/2052 to 06/01/2053	445	457
5.500%, 08/01/2049 to 11/01/2053	1,801	1,829
5.000%, 07/01/2052 to 08/01/2053	2,489	2,508
4.500%, 07/01/2033 to 01/01/2059	3,516	3,476
4.000%, 01/01/2037 to 06/01/2057	2,555	2,461
3.500%, 12/01/2034 to 05/01/2052	3,458	3,245
3.000%, 11/01/2034 to 09/01/2061	4,278	3,897

SEI Catholic Values Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
2.810%, 04/01/2025	$40	$39
2.500%, 01/01/2032 to 07/01/2061	8,184	7,183
2.000%, 10/01/2040 to 03/01/2052	3,916	3,295
1.500%, 11/01/2041 to 03/01/2051	330	272
FNMA ARM
6.500%, RFUCCT1Y + 1.590%, 04/01/2047(A)	97	100
FNMA CMO, Ser 2012-118, Cl VZ
3.000%, 11/25/2042	121	111
FNMA CMO, Ser 2014-6, Cl Z
2.500%, 02/25/2044	130	114
FNMA CMO, Ser 2015-55, Cl IO, IO
0.535%, 08/25/2055(A)	62	3
FNMA CMO, Ser 2015-56, Cl AS, IO
0.687%, 08/25/2045(A)	99	12
FNMA CMO, Ser 2020-56, Cl AQ
2.000%, 08/25/2050	200	158
FNMA CMO, Ser 2020-57, Cl TA
2.000%, 04/25/2050	46	40
FNMA CMO, Ser 2020-96, Cl IN, IO
3.000%, 01/25/2051	149	25
FNMA CMO, Ser 2020-97, Cl AI, IO
2.000%, 01/25/2051	503	69
GNMA
6.500%, 01/20/2054	760	785
6.000%, 07/20/2053 to 02/20/2054	770	790
5.500%, 11/20/2052 to 08/20/2053	1,011	1,021
5.000%, 11/20/2048 to 08/20/2053	764	765
4.500%, 01/15/2042 to 09/20/2052	1,074	1,065
4.000%, 08/15/2045 to 10/20/2052	751	722
3.500%, 04/20/2046 to 04/20/2052	869	813
3.000%, 09/15/2042 to 04/20/2052	1,357	1,229
2.500%, 05/20/2051 to 12/20/2052	794	690
2.000%, 10/20/2050 to 04/20/2051	1,689	1,415
GNMA CMO, Ser 2007-51, Cl SG, IO
1.130%, 08/20/2037(A)	5	–
GNMA CMO, Ser 2012-34, Cl SA, IO
0.600%, 03/20/2042(A)	58	6
GNMA CMO, Ser 2012-43, Cl SN, IO
1.147%, 04/16/2042(A)	48	8
GNMA CMO, Ser 2012-H27, Cl AI, IO
1.741%, 10/20/2062(A)	15	–
GNMA CMO, Ser 2014-118, Cl HS, IO
0.750%, 08/20/2044(A)	100	14
GNMA CMO, Ser 2020-123, Cl NI, IO
2.500%, 08/20/2050	70	10
GNMA CMO, Ser 2020-175, Cl GI, IO
2.000%, 11/20/2050	68	8
GNMA CMO, Ser 2020-H09, Cl FL
6.596%, TSFR1M + 1.264%, 05/20/2070(A)	59	60
GNMA CMO, Ser 2021-176, Cl IN, IO
2.500%, 10/20/2051	241	35

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2021-188, Cl PA
2.000%, 10/20/2051	$259	$211
GNMA CMO, Ser 2021-223, Cl P
2.000%, 06/20/2051	79	69
GNMA CMO, Ser 2021-57, Cl BI, IO
3.000%, 03/20/2051	330	55
GNMA CMO, Ser 2021-96, Cl VI, IO
2.500%, 06/20/2051	240	32
GNMA CMO, Ser 2022-139, Cl AL
4.000%, 07/20/2051	100	92
GNMA CMO, Ser 2022-189, Cl PT
2.500%, 10/20/2051	89	75
GNMA CMO, Ser 2022-63, Cl LM
3.500%, 10/20/2050	100	86
GNMA CMO, Ser 2023-80, Cl IA, IO
4.500%, 10/20/2047	1,316	256
GNMA, Ser 2020-178, Cl IO, IO
1.422%, 10/16/2060(A)	1,101	102
GNMA, Ser 2022-113, Cl Z
2.000%, 09/16/2061	627	347
GNMA, Ser 2022-3, Cl IO, IO
0.640%, 02/16/2061(A)	286	14

		60,446
Non-Agency Mortgage-Backed Obligations — 6.2%
Angel Oak Mortgage Trust, Ser 2022-3, Cl A3
4.131%, 01/25/2067(A)(B)	97	90
BANK, Ser 2017-BNK8, Cl XA, IO
0.845%, 11/15/2050(A)	1,338	25
BANK, Ser 2018-BNK10, Cl A5
3.688%, 02/15/2061	160	155
BANK, Ser 2019-BNK21, Cl XA, IO
0.956%, 10/17/2052(A)	4,011	133
BANK5 Trust, Ser 2023-5YR2, Cl A3
6.656%, 07/15/2056(A)	500	529
BANK5 Trust, Ser 2024-5YR6, Cl C
7.199%, 05/15/2057(A)	100	103
BBCCRE Trust, Ser 2015-GTP, Cl D
4.715%, 08/10/2033(A)(B)	140	116
Bear Stearns Asset-Backed Securities I Trust, Ser 2004-AC6, Cl A1
5.750%, 11/25/2034(C)	38	34
Benchmark Mortgage Trust, Ser 2018-B1, Cl A5
3.666%, 01/15/2051(A)	190	182
Benchmark Mortgage Trust, Ser 2019-B17, Cl A2
2.211%, 03/15/2053	395	370
Benchmark Mortgage Trust, Ser 2020-B22, Cl ASB
1.731%, 01/15/2054	474	427

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BMP, Ser 2024-MF23, Cl D
7.727%, TSFR1M + 2.390%, 06/15/2041(A)(B)	$210	$208
BOCA Commercial Mortgage Trust, Ser 2024-BOCA, Cl A
7.241%, TSFR1M + 1.921%, 08/15/2041(A)(B)	190	190
BPR Trust, Ser 2022-OANA, Cl A
7.235%, TSFR1M + 1.898%, 04/15/2037(A)(B)	140	140
BRAVO Residential Funding Trust, Ser 2022-NQM3, Cl A1
5.108%, 07/25/2062(A)(B)	147	146
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
6.151%, TSFR1M + 0.814%, 09/15/2036(A)(B)	287	284
BX Commercial Mortgage Trust, Ser 2023-XL3, Cl A
7.098%, TSFR1M + 1.761%, 12/09/2040(A)(B)	470	471
BX Commercial Mortgage Trust, Ser 2024-KING, Cl E
9.025%, TSFR1M + 3.688%, 05/15/2034(A)(B)	160	159
BX Commercial Mortgage Trust, Ser 2024-XL5, Cl A
6.729%, TSFR1M + 1.392%, 03/15/2041(A)(B)	594	592
BX Mortgage Trust, Ser 2022-MVRK, Cl A
6.804%, TSFR1M + 1.467%, 03/15/2039(A)(B)	162	158
CD Mortgage Trust, Ser 2017-CD5, Cl A4
3.431%, 08/15/2050	180	173
CENT Trust, Ser 2023-CITY, Cl A
7.957%, TSFR1M + 2.620%, 09/15/2038(A)(B)	130	130
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2004-2A, Cl A1
5.662%, TSFR1M + 0.384%, 05/25/2035(A)(B)	35	34
Citigroup Commercial Mortgage Trust, Ser 2019-C7, Cl XA, IO
0.979%, 12/15/2072(A)	1,061	37
COMM Mortgage Trust, Ser 2015-CR23, Cl A4
3.497%, 05/10/2048	549	542
COMM Mortgage Trust, Ser 2015-CR26, Cl A4
3.630%, 10/10/2048	417	409
Cross Mortgage Trust, Ser 2024-H2, Cl A1
6.093%, 04/25/2069(B)(C)	330	333

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl AS
3.849%, 06/15/2057(A)	$210	$200
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048(A)(B)	115	105
CSMC Trust, Ser 2022-RPL4, Cl A1
3.904%, 04/25/2062(A)(B)	190	182
DTP Commercial Mortgage Trust, Ser 2023-STE2, Cl A
6.038%, 01/15/2041(A)(B)	100	102
EverBank Mortgage Loan Trust, Ser 2018-1, Cl A22
3.500%, 02/25/2048(A)(B)	33	29
FS Commercial Mortgage Trust, Ser 2023-4SZN, Cl B
7.795%, 11/10/2039(A)(B)	160	168
GCAT Trust, Ser 2024-INV1, Cl 1A2
5.500%, 01/25/2054(A)(B)	180	179
GS Mortgage Securities Trust, Ser 2020-GSA2, Cl AAB
1.662%, 12/12/2053	260	240
ILPT Commercial Mortgage Trust, Ser 2022-LPF2, Cl A
7.582%, TSFR1M + 2.245%, 10/15/2039(A)(B)	160	160
Impac CMB Trust, Ser 2005-4, Cl 1M1
6.037%, TSFR1M + 0.544%, 05/25/2035(A)	16	15
JP Morgan Mortgage Trust, Ser 2024-4, Cl A4A
6.000%, 10/25/2054(A)(B)	289	291
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C7, Cl XA, IO
0.960%, 10/15/2050(A)	1,270	24
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-PHH, Cl F
8.694%, TSFR1M + 3.357%, 06/15/2035(A)(B)	250	4
JPMorgan Mortgage Trust, Ser 2005-S2, Cl 2A15
6.000%, 09/25/2035	83	59
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048(A)(B)	14	13
JPMorgan Mortgage Trust, Ser 2020-3, Cl A3A
3.000%, 08/25/2050(A)(B)	61	53
KIND Trust, Ser 2021-KIND, Cl A
6.405%, TSFR1M + 1.064%, 08/15/2038(A)(B)	99	97
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C32, Cl ASB
3.514%, 12/15/2049	142	140

SEI Catholic Values Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Residential Mortgage Loan Trust, Ser 2024-INV2, Cl A1
6.500%, 02/25/2054(A)(B)	$194	$196
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/2035(A)(B)	110	104
MSWF Commercial Mortgage Trust, Ser 2023-2, Cl A5
6.014%, 12/15/2056(A)	110	119
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(B)	92	88
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B2
4.250%, 09/25/2059(A)(B)	182	174
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(B)	161	151
NJ Trust, Ser 2023-GSP, Cl A
6.697%, 01/06/2029(A)(B)	100	105
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A4
6.638%, 03/25/2047(C)	87	81
NRTH Mortgage Trust, Ser 2024-PARK, Cl A
6.978%, TSFR1M + 1.641%, 03/15/2039(A)(B)	120	119
NYC Trust, Ser 2024-3ELV, Cl A
7.328%, TSFR1M + 1.991%, 08/15/2029(A)(B)	100	100
OBX Trust, Ser 2022-NQM1, Cl A2
3.001%, 11/25/2061(A)(B)	120	92
OBX Trust, Ser 2022-NQM6, Cl A1
4.700%, 07/25/2062(B)(C)	148	147
OBX Trust, Ser 2022-NQM7, Cl A1
5.110%, 08/25/2062(B)(C)	148	147
OBX Trust, Ser 2023-NQM6, Cl A1
6.520%, 07/25/2063(B)(C)	229	232
OBX Trust, Ser 2023-NQM7, Cl A1
6.844%, 04/25/2063(B)(C)	193	196
OBX Trust, Ser 2024-NQM3, Cl A3
6.433%, 12/25/2063(B)(C)	88	89
ONNI Commerical Mortgage Trust, Ser 2024-APT, Cl A
5.753%, 07/15/2039(A)(B)	160	163
PRKCM Trust, Ser 2022-AFC1, Cl A1A
4.100%, 04/25/2057(A)(B)	81	79
Residential Mortgage Loan Trust, Ser 2019-3, Cl A1
2.633%, 09/25/2059(A)(B)	3	3
Seasoned Credit Risk Transfer Trust, Ser 2018-1, Cl MA
3.000%, 05/25/2057	155	145
Seasoned Credit Risk Transfer Trust, Ser 2018-3, Cl MA
3.500%, 08/25/2057(A)	134	128

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MA
3.500%, 03/25/2058	$190	$182
Seasoned Credit Risk Transfer Trust, Ser 2019-2, Cl MA
3.500%, 08/26/2058	230	219
Seasoned Credit Risk Transfer Trust, Ser 2022-2, Cl MA
3.000%, 04/25/2062	223	203
Sequoia Mortgage Trust, Ser 2024-4, Cl A4
6.000%, 05/25/2054(A)(B)	290	292
Sequoia Mortgage Trust, Ser 2024-7, Cl A11
6.000%, 08/25/2054(A)(B)	300	301
SG Commercial Mortgage Securities Trust, Ser 2016-C5, Cl A3
2.779%, 10/10/2048	195	188
SMRT, Ser 2022-MINI, Cl D
7.287%, TSFR1M + 1.950%, 01/15/2039(A)(B)	210	204
SREIT Trust, Ser 2021-MFP2, Cl A
6.273%, TSFR1M + 0.936%, 11/15/2036(A)(B)	110	109
UBS Commercial Mortgage Trust, Ser 2018-C12, Cl A2
4.152%, 08/15/2051	10	10
UBS Commercial Mortgage Trust, Ser 2018-C13, Cl ASB
4.241%, 10/15/2051	448	441
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl AS
3.872%, 05/15/2048(A)	270	265
Wells Fargo Commercial Mortgage Trust, Ser 2016-C37, Cl A4
3.525%, 12/15/2049	156	152
Wells Fargo Commercial Mortgage Trust, Ser 2024-C63, Cl A5
5.309%, 08/15/2057	70	72

		13,527
Total Mortgage-Backed Securities
(Cost $76,471) ($ Thousands)		73,973

CORPORATE OBLIGATIONS — 27.9%
Communication Services — 2.8%
AT&T
5.350%, 09/01/2040	21	21
4.500%, 03/09/2048	39	34
4.350%, 06/15/2045	20	17
3.650%, 09/15/2059	32	23
3.500%, 06/01/2041	151	120
2.550%, 12/01/2033	339	281

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.300%, 06/01/2027	$60	$57
2.250%, 02/01/2032	50	42
CCO Holdings
4.750%, 02/01/2032 (B)	100	87
4.500%, 05/01/2032	100	85
4.500%, 06/01/2033 (B)	20	17
Charter Communications Operating
6.550%, 06/01/2034	20	21
6.484%, 10/23/2045	20	19
6.384%, 10/23/2035	580	587
5.750%, 04/01/2048	90	78
5.500%, 04/01/2063	30	24
5.375%, 04/01/2038	10	9
5.375%, 05/01/2047	10	8
5.125%, 07/01/2049	10	8
5.050%, 03/30/2029	40	40
4.908%, 07/23/2025	7	7
4.800%, 03/01/2050	30	23
4.400%, 04/01/2033	270	245
3.500%, 03/01/2042	10	7
Comcast
4.250%, 10/15/2030	200	198
4.150%, 10/15/2028	40	40
4.049%, 11/01/2052	150	122
4.000%, 08/15/2047	10	8
4.000%, 03/01/2048	10	8
3.999%, 11/01/2049	10	8
3.969%, 11/01/2047	90	73
3.950%, 10/15/2025	130	129
3.750%, 04/01/2040	20	17
3.450%, 02/01/2050	40	30
3.400%, 04/01/2030	20	19
3.400%, 07/15/2046	10	7
3.300%, 04/01/2027	190	185
3.150%, 03/01/2026	20	20
2.937%, 11/01/2056	27	17
2.887%, 11/01/2051	254	166
2.800%, 01/15/2051	40	26
2.350%, 01/15/2027	260	249
Cox Communications
3.350%, 09/15/2026 (B)	231	225
CSC Holdings
4.500%, 11/15/2031 (B)	200	133
DISH DBS
5.750%, 12/01/2028 (B)	30	23
5.250%, 12/01/2026 (B)	40	34
Fox
6.500%, 10/13/2033	50	54
5.476%, 01/25/2039	70	70
Meta Platforms
4.750%, 08/15/2034	90	91
Rogers Communications
5.300%, 02/15/2034	60	61

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Telefonica Emisiones SAU
5.213%, 03/08/2047	$150	$138
Time Warner Cable
7.300%, 07/01/2038	90	94
6.550%, 05/01/2037	10	10
Time Warner Cable Enterprises
8.375%, 07/15/2033	50	57
T-Mobile USA
5.150%, 04/15/2034	40	41
4.500%, 04/15/2050	50	43
3.875%, 04/15/2030	210	202
3.750%, 04/15/2027	10	10
3.500%, 04/15/2025	270	267
3.500%, 04/15/2031	80	74
3.400%, 10/15/2052	30	21
3.375%, 04/15/2029	20	19
3.000%, 02/15/2041	10	7
2.875%, 02/15/2031	20	18
2.625%, 02/15/2029	40	37
2.550%, 02/15/2031	20	18
2.250%, 02/15/2026	10	10
2.250%, 11/15/2031	10	9
Verizon Communications
5.500%, 03/16/2047	6	6
5.250%, 03/16/2037	20	21
4.780%, 02/15/2035 (B)	76	75
4.500%, 08/10/2033	200	195
4.329%, 09/21/2028	270	269
4.125%, 08/15/2046	30	25
4.000%, 03/22/2050	30	24
3.400%, 03/22/2041	10	8
3.150%, 03/22/2030	30	28
2.650%, 11/20/2040	30	22
2.550%, 03/21/2031	61	54
1.750%, 01/20/2031	130	109
Warnermedia Holdings
6.412%, 03/15/2026	30	30
5.141%, 03/15/2052	175	133
5.050%, 03/15/2042	10	8
4.279%, 03/15/2032	120	105
4.054%, 03/15/2029	20	19
3.755%, 03/15/2027	20	19

		6,098

Consumer Discretionary — 2.3%
Amazon.com
4.950%, 12/05/2044	157	159
4.250%, 08/22/2057	10	9
4.100%, 04/13/2062	374	314
4.050%, 08/22/2047	30	26
3.875%, 08/22/2037	280	257
3.600%, 04/13/2032	170	162
3.450%, 04/13/2029	20	20

SEI Catholic Values Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.300%, 04/13/2027	$10	$10
3.150%, 08/22/2027	50	49
3.100%, 05/12/2051	120	86
2.100%, 05/12/2031	20	17
1.500%, 06/03/2030	30	26
1.200%, 06/03/2027	60	55
Aptiv
3.250%, 03/01/2032	430	384
Ford Motor
6.100%, 08/19/2032	80	82
4.750%, 01/15/2043	20	17
3.250%, 02/12/2032	30	25
Ford Motor Credit
6.798%, 11/07/2028	378	399
4.950%, 05/28/2027	230	229
4.000%, 11/13/2030	200	184
2.900%, 02/16/2028	227	210
2.900%, 02/10/2029	220	199
General Motors
6.250%, 10/02/2043	50	52
6.125%, 10/01/2025	50	51
5.600%, 10/15/2032	10	10
5.150%, 04/01/2038	20	19
General Motors Financial
2.400%, 10/15/2028	553	503
Hilton Domestic Operating
6.125%, 04/01/2032 (B)	30	30
3.625%, 02/15/2032 (B)	60	54
Home Depot
3.350%, 04/15/2050	90	67
3.300%, 04/15/2040	10	8
3.250%, 04/15/2032	100	92
2.700%, 04/15/2030	20	19
2.500%, 04/15/2027	30	29
Lennar
5.000%, 06/15/2027	10	10
4.750%, 11/29/2027	20	20
Lowe's
5.625%, 04/15/2053	245	248
5.000%, 04/15/2040	53	51
4.500%, 04/15/2030	20	20
3.700%, 04/15/2046	96	74
NCL
8.125%, 01/15/2029 (B)	40	43
NIKE
3.375%, 03/27/2050	50	38
3.250%, 03/27/2040	10	8
2.750%, 03/27/2027	20	19
2.400%, 03/27/2025	30	30
Nissan Motor
3.522%, 09/17/2025 (B)	200	196
Royal Caribbean Cruises
6.250%, 03/15/2032 (B)	40	42

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.000%, 02/01/2033 (B)	$90	$92
5.500%, 04/01/2028 (B)	10	10
Viking Cruises
7.000%, 02/15/2029 (B)	80	81
VOC Escrow
5.000%, 02/15/2028 (B)	30	29
ZF North America Capital
6.875%, 04/23/2032 (B)	170	177

		5,041

Consumer Staples — 0.4%
Anheuser-Busch
4.900%, 02/01/2046	180	173
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	50	53
4.350%, 06/01/2040	50	46
3.500%, 06/01/2030	20	19
Coca-Cola
3.375%, 03/25/2027	20	20
2.600%, 06/01/2050	20	13
Constellation Brands
4.750%, 11/15/2024	80	80
4.350%, 05/09/2027	20	20
Costco Wholesale
1.600%, 04/20/2030	40	35
1.375%, 06/20/2027	70	65
Hershey
0.900%, 06/01/2025	10	10
Kraft Heinz Foods
5.200%, 07/15/2045	20	19
4.375%, 06/01/2046	10	8
4.250%, 03/01/2031	10	10
Kroger
5.000%, 09/15/2034	50	50
Mars
3.200%, 04/01/2030 (B)	10	9
2.700%, 04/01/2025 (B)	30	30
Mondelez International
1.500%, 05/04/2025	70	68
PepsiCo
2.875%, 10/15/2049	20	14
1.625%, 05/01/2030	20	17

		759

Energy — 3.8%
Apache
7.750%, 12/15/2029	20	22
5.350%, 07/01/2049	20	17
4.250%, 01/15/2044	150	112
Blue Racer Midstream
7.250%, 07/15/2032 (B)	20	21
BP Capital Markets America
3.633%, 04/06/2030	20	19

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.588%, 04/14/2027	$10	$10
3.000%, 02/24/2050	50	34
Cameron LNG
3.302%, 01/15/2035 (B)	70	60
2.902%, 07/15/2031 (B)	60	53
Cheniere Energy
4.625%, 10/15/2028	20	20
Cheniere Energy Partners
4.000%, 03/01/2031	10	9
3.250%, 01/31/2032	40	36
Chevron
3.078%, 05/11/2050	10	7
2.954%, 05/16/2026	30	30
Chevron USA
3.850%, 01/15/2028	30	30
Columbia Pipelines Operating
6.544%, 11/15/2053 (B)	20	22
6.036%, 11/15/2033 (B)	100	106
Continental Resources
5.750%, 01/15/2031 (B)	40	41
4.900%, 06/01/2044	60	51
4.375%, 01/15/2028	30	29
2.268%, 11/15/2026 (B)	20	19
Coterra Energy
4.375%, 03/15/2029	180	176
3.900%, 05/15/2027	110	108
DCP Midstream Operating
6.450%, 11/03/2036 (B)	10	11
Devon Energy
5.850%, 12/15/2025	30	30
5.600%, 07/15/2041	50	49
5.000%, 06/15/2045	280	250
Diamondback Energy
5.150%, 01/30/2030	535	547
3.500%, 12/01/2029	30	28
3.250%, 12/01/2026	10	10
Ecopetrol
5.875%, 05/28/2045	110	82
4.625%, 11/02/2031	120	101
Energy Transfer
7.125%, H15T5Y + 5.306%(A)(D)	50	50
6.750%, H15T5Y + 5.134%(A)(D)	10	10
6.500%, H15T5Y + 5.694%(A)(D)	20	20
6.250%, 04/15/2049	190	198
5.750%, 02/15/2033	270	281
5.250%, 04/15/2029	30	31
5.000%, 05/15/2050	30	27
4.950%, 06/15/2028	20	20
4.150%, 09/15/2029	20	19
3.750%, 05/15/2030	140	132
2.900%, 05/15/2025	10	10
Enterprise Products Operating
6.650%, 10/15/2034	20	23

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.550%, 02/16/2055	$60	$61
5.375%, TSFR3M + 2.832%, 02/15/2078 (A)	10	9
4.850%, 03/15/2044	90	84
4.150%, 10/16/2028	380	378
EOG Resources
4.950%, 04/15/2050	70	66
4.150%, 01/15/2026	50	50
3.900%, 04/01/2035	40	37
EQT
3.900%, 10/01/2027	290	284
3.625%, 05/15/2031 (B)	20	18
Exxon Mobil
4.327%, 03/19/2050	30	27
4.114%, 03/01/2046	90	78
3.482%, 03/19/2030	40	39
3.043%, 03/01/2026	40	39
2.992%, 03/19/2025	20	20
Halliburton
5.000%, 11/15/2045	40	37
3.800%, 11/15/2025	2	2
Kinder Morgan
5.200%, 03/01/2048	10	9
4.300%, 06/01/2025	30	30
4.300%, 03/01/2028	80	80
Kinder Morgan Energy Partners
4.250%, 09/01/2024	40	40
MEG Energy
5.875%, 02/01/2029 (B)	10	10
MPLX
5.500%, 02/15/2049	20	19
4.875%, 06/01/2025	140	140
4.800%, 02/15/2029	80	81
4.700%, 04/15/2048	60	51
4.500%, 04/15/2038	10	9
Occidental Petroleum
7.875%, 09/15/2031	10	12
7.500%, 05/01/2031	60	68
6.200%, 03/15/2040	105	110
5.550%, 03/15/2026	30	30
4.625%, 06/15/2045	20	16
4.400%, 04/15/2046	60	49
4.400%, 08/15/2049	70	54
4.100%, 02/15/2047	70	52
3.500%, 08/15/2029	20	19
3.400%, 04/15/2026	20	20
3.200%, 08/15/2026	30	29
3.000%, 02/15/2027	20	19
0.000%, 10/10/2036 (E)	665	369
ONEOK
6.625%, 09/01/2053	90	99
6.050%, 09/01/2033	80	84
5.800%, 11/01/2030	30	32

SEI Catholic Values Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.550%, 11/01/2026	$10	$10
Permian Resources Operating
6.250%, 02/01/2033 (B)	20	20
Pertamina Persero
6.000%, 05/03/2042 (B)	200	208
Petrobras Global Finance BV
7.375%, 01/17/2027	100	105
6.850%, 06/05/2115	50	47
5.750%, 02/01/2029	50	50
Phillips 66
3.605%, 02/15/2025	95	94
3.550%, 10/01/2026	232	228
Pioneer Natural Resources
2.150%, 01/15/2031	50	43
1.900%, 08/15/2030	20	17
1.125%, 01/15/2026	10	10
Range Resources
4.875%, 05/15/2025	30	30
Schlumberger Holdings
3.900%, 05/17/2028 (B)	471	463
Shell International Finance BV
4.375%, 05/11/2045	50	45
4.000%, 05/10/2046	50	42
3.250%, 04/06/2050	50	36
2.875%, 05/10/2026	80	78
2.750%, 04/06/2030	20	18
Southwestern Energy
5.375%, 03/15/2030	220	218
Targa Resources
4.200%, 02/01/2033	40	37
Targa Resources Partners
5.500%, 03/01/2030	20	20
5.000%, 01/15/2028	10	10
4.875%, 02/01/2031	50	49
Tennessee Gas Pipeline
2.900%, 03/01/2030 (B)	60	54
Transcontinental Gas Pipe Line
7.850%, 02/01/2026	50	52
Venture Global Calcasieu Pass
3.875%, 11/01/2033 (B)	60	53
Venture Global LNG
7.000%, 01/15/2030 (B)	60	61
Western Midstream Operating
5.250%, 02/01/2050	20	18
4.500%, 03/01/2028	10	10
4.050%, 02/01/2030	100	96
3.100%, 02/01/2025	180	178
Williams
7.750%, 06/15/2031	140	157
7.500%, 01/15/2031	10	11
5.750%, 06/24/2044	70	71

		8,360

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Financials — 10.4%
AIA Group MTN
5.375%, 04/05/2034 (B)	$276	$281
3.200%, 03/11/2025 (B)	270	267
American Express
4.050%, 05/03/2029	50	50
Aon North America
5.450%, 03/01/2034	110	114
Aviation Capital Group
1.950%, 01/30/2026 (B)	301	288
Bank of America
5.288%, SOFRRATE + 1.910%, 04/25/2034 (A)	256	263
3.419%, TSFR3M + 1.302%, 12/20/2028 (A)	42	40
3.311%, SOFRRATE + 1.580%, 04/22/2042 (A)	467	368
2.592%, SOFRRATE + 2.150%, 04/29/2031 (A)	90	81
2.572%, SOFRRATE + 1.210%, 10/20/2032 (A)	90	78
Bank of America MTN
5.000%, 01/21/2044	20	20
4.948%, SOFRRATE + 2.040%, 07/22/2028 (A)	221	223
4.450%, 03/03/2026	10	10
4.376%, SOFRRATE + 1.580%, 04/27/2028 (A)	100	99
4.330%, TSFR3M + 1.782%, 03/15/2050 (A)	150	132
4.250%, 10/22/2026	50	50
4.083%, TSFR3M + 3.412%, 03/20/2051 (A)	110	92
4.000%, 01/22/2025	420	418
3.970%, TSFR3M + 1.332%, 03/05/2029 (A)	150	147
3.593%, TSFR3M + 1.632%, 07/21/2028 (A)	90	88
2.972%, SOFRRATE + 1.330%, 02/04/2033 (A)	160	141
Bank of Montreal MTN
1.850%, 05/01/2025	110	108
Bank of New York Mellon MTN
4.289%, SOFRRATE + 1.418%, 06/13/2033 (A)	160	154
1.600%, 04/24/2025	20	20
Bank of Nova Scotia
4.588%, H15T5Y + 2.050%, 05/04/2037 (A)	40	37
1.300%, 06/11/2025	40	39
Barclays
6.490%, SOFRRATE + 2.220%, 09/13/2029 (A)	582	616

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Blackstone Holdings Finance
6.250%, 08/15/2042 (B)	$118	$127
5.000%, 06/15/2044 (B)	200	190
BNP Paribas
5.894%, SOFRRATE + 1.866%, 12/05/2034 (A)(B)	400	425
5.125%, H15T1Y + 1.450%, 01/13/2029 (A)(B)	200	203
4.400%, 08/14/2028 (B)	200	198
Brighthouse Financial
4.700%, 06/22/2047	4	3
Capital One Financial
7.624%, SOFRRATE + 3.070%, 10/30/2031 (A)	240	271
6.312%, SOFRRATE + 2.640%, 06/08/2029 (A)	311	325
4.927%, SOFRRATE + 2.057%, 05/10/2028 (A)	42	42
Charles Schwab
6.136%, SOFRRATE + 2.010%, 08/24/2034 (A)	20	22
5.875%, 08/24/2026	100	102
Citigroup
8.125%, 07/15/2039	60	78
4.910%, SOFRRATE + 2.086%, 05/24/2033 (A)	110	109
4.658%, SOFRRATE + 1.887%, 05/24/2028 (A)	20	20
4.650%, 07/23/2048	180	164
4.450%, 09/29/2027	70	70
4.412%, SOFRRATE + 3.914%, 03/31/2031 (A)	233	229
4.125%, 07/25/2028	90	88
3.980%, TSFR3M + 1.600%, 03/20/2030 (A)	110	107
3.785%, SOFRRATE + 1.939%, 03/17/2033 (A)	160	148
3.700%, 01/12/2026	100	99
3.520%, TSFR3M + 1.413%, 10/27/2028 (A)	148	143
3.400%, 05/01/2026	510	501
3.106%, SOFRRATE + 2.842%, 04/08/2026 (A)	30	30
2.572%, SOFRRATE + 2.107%, 06/03/2031 (A)	10	9
Cooperatieve Rabobank UA
4.375%, 08/04/2025	250	248
Credit Agricole
8.125%, USSW5 + 6.185%(A)(B)(D)	260	267
Credit Suisse Group
9.750%, H15T5Y + 6.383%(B)(D)	200	–
GA Global Funding Trust
5.500%, 01/08/2029 (B)	521	534

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Guardian Life Global Funding
1.100%, 06/23/2025 (B)	$10	$10
HSBC Holdings
7.390%, SOFRRATE + 3.350%, 11/03/2028 (A)	230	248
ING Groep
6.114%, SOFRRATE + 2.090%, 09/11/2034 (A)	300	321
Intercontinental Exchange
4.950%, 06/15/2052	10	10
4.600%, 03/15/2033	60	59
Jane Street Group
7.125%, 04/30/2031 (B)	30	31
JPMorgan Chase
5.766%, SOFRRATE + 1.490%, 04/22/2035 (A)	213	226
4.950%, 06/01/2045	100	98
4.565%, SOFRRATE + 1.750%, 06/14/2030 (A)	180	180
4.493%, TSFR3M + 3.790%, 03/24/2031 (A)	298	297
4.203%, TSFR3M + 1.522%, 07/23/2029 (A)	590	583
3.509%, TSFR3M + 1.207%, 01/23/2029 (A)	390	377
3.109%, SOFRRATE + 2.440%, 04/22/2051 (A)	10	7
2.522%, SOFRRATE + 2.040%, 04/22/2031 (A)	130	117
2.083%, SOFRRATE + 1.850%, 04/22/2026 (A)	60	59
KKR Group Finance III
5.125%, 06/01/2044 (B)	215	202
KKR Group Finance VIII
3.500%, 08/25/2050 (B)	137	100
Liberty Mutual Group
4.569%, 02/01/2029 (B)	270	269
Lloyds Banking Group
5.721%, H15T1Y + 1.070%, 06/05/2030 (A)	534	554
Macquarie Group
1.340%, SOFRRATE + 1.069%, 01/12/2027 (A)(B)	302	288
Macquarie Group MTN
5.033%, US0003M + 1.750%, 01/15/2030 (A)(B)	280	283
Manulife Financial
3.703%, 03/16/2032	340	320
Massachusetts Mutual Life Insurance
5.672%, 12/01/2052 (B)	305	309
3.375%, 04/15/2050 (B)	144	103
Mastercard
3.850%, 03/26/2050	10	8

SEI Catholic Values Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Metropolitan Life Global Funding I MTN
3.300%, 03/21/2029 (B)	$361	$344
Metropolitan Life Insurance
7.800%, 11/01/2025 (B)	267	276
Mitsubishi UFJ Financial Group
3.837%, H15T1Y + 1.125%, 04/17/2026 (A)	200	198
Moody's
3.250%, 05/20/2050	235	168
Morgan Stanley
5.466%, SOFRRATE + 1.730%, 01/18/2035 (A)	20	21
5.320%, SOFRRATE + 1.555%, 07/19/2035 (A)	540	552
2.484%, SOFRRATE + 1.360%, 09/16/2036 (A)	20	16
Morgan Stanley MTN
3.772%, TSFR3M + 1.402%, 01/24/2029 (A)	90	88
3.622%, SOFRRATE + 3.120%, 04/01/2031 (A)	384	364
3.125%, 07/27/2026	450	439
2.511%, SOFRRATE + 1.200%, 10/20/2032 (A)	180	154
2.188%, SOFRRATE + 1.990%, 04/28/2026 (A)	100	98
National Securities Clearing
5.000%, 05/30/2028 (B)	351	358
1.500%, 04/23/2025 (B)	250	245
NatWest Group
3.073%, H15T1Y + 2.550%, 05/22/2028 (A)	200	192
New York Life Global Funding
0.950%, 06/24/2025 (B)	30	29
PayPal Holdings
5.150%, 06/01/2034	40	41
1.650%, 06/01/2025	30	29
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (B)	225	223
PNC Financial Services Group
5.812%, SOFRRATE + 1.322%, 06/12/2026 (A)	20	20
5.676%, SOFRRATE + 1.902%, 01/22/2035 (A)	247	258
5.582%, SOFRRATE + 1.841%, 06/12/2029 (A)	80	82
5.354%, SOFRRATE + 1.620%, 12/02/2028 (A)	470	483
Principal Life Global Funding II
1.250%, 06/23/2025 (B)	10	10
Prudential Funding Asia
3.125%, 04/14/2030	315	293
Royal Bank of Canada MTN
1.150%, 06/10/2025	70	68

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Santander Holdings USA
4.500%, 07/17/2025	$10	$10
Shift4 Payments
6.750%, 08/15/2032 (B)	40	41
State Street
3.152%, SOFRRATE + 2.650%, 03/30/2031 (A)	110	103
2.901%, SOFRRATE + 2.600%, 03/30/2026 (A)	95	93
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (B)	130	122
Toronto-Dominion Bank MTN
4.456%, 06/08/2032	50	49
1.150%, 06/12/2025	30	29
Truist Financial MTN
6.047%, SOFRRATE + 2.050%, 06/08/2027 (A)	40	41
UBS
4.500%, 06/26/2048	400	368
UBS Group
4.550%, 04/17/2026	250	249
4.194%, SOFRRATE + 3.730%, 04/01/2031 (A)(B)	250	242
1.364%, H15T1Y + 1.080%, 01/30/2027 (A)(B)	200	190
UBS Group Funding Jersey
4.125%, 04/15/2026 (B)	449	444
UBS NY
7.950%, 01/09/2025	322	325
US Bancorp
5.836%, SOFRRATE + 2.260%, 06/12/2034 (A)	20	21
5.775%, SOFRRATE + 2.020%, 06/12/2029 (A)	40	41
5.727%, SOFRRATE + 1.430%, 10/21/2026 (A)	169	171
5.678%, SOFRRATE + 1.860%, 01/23/2035 (A)	192	200
1.450%, 05/12/2025	20	20
US Bancorp MTN
2.215%, SOFRRATE + 0.730%, 01/27/2028 (A)	10	9
Visa
4.300%, 12/14/2045	70	63
3.150%, 12/14/2025	60	59
2.050%, 04/15/2030	20	18
WEA Finance
3.750%, 09/17/2024 (B)	200	200
Wells Fargo MTN
5.574%, SOFRRATE + 1.740%, 07/25/2029 (A)	40	41
5.557%, SOFRRATE + 1.990%, 07/25/2034 (A)	360	372

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.350%, SOFRRATE + 1.500%, 03/02/2033 (A)	$20	$18

		22,623

Health Care — 0.9%
CVS Health
5.125%, 07/20/2045	60	54
5.050%, 03/25/2048	250	222
4.300%, 03/25/2028	30	30
4.250%, 04/01/2050	70	55
4.125%, 04/01/2040	10	8
3.875%, 07/20/2025	18	18
3.750%, 04/01/2030	30	29
3.625%, 04/01/2027	30	29
2.125%, 09/15/2031	30	25
1.875%, 02/28/2031	10	8
CVS Pass-Through Trust
7.507%, 01/10/2032 (B)	281	297
6.036%, 12/10/2028	117	119
5.926%, 01/10/2034 (B)	413	422
Elevance Health
4.550%, 05/15/2052	20	17
4.100%, 05/15/2032	100	97
3.650%, 12/01/2027	30	29
3.350%, 12/01/2024	20	20
Fresenius Medical Care US Finance II
4.750%, 10/15/2024 (B)	50	50
Humana
4.500%, 04/01/2025	10	10
2.150%, 02/03/2032	10	8
Medline Borrower
6.250%, 04/01/2029 (B)	40	41
PeaceHealth Obligated Group
1.375%, 11/15/2025	430	412

		2,000

Industrials — 2.6%
AerCap Ireland Capital DAC
3.000%, 10/29/2028	417	390
2.450%, 10/29/2026	150	143
Air Canada Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (B)	184	178
Air Lease
5.300%, 02/01/2028	40	41
3.375%, 07/01/2025	20	20
Air Lease MTN
5.200%, 07/15/2031	273	275
American Airlines
8.500%, 05/15/2029 (B)	70	73
Burlington Northern Santa Fe
2.875%, 06/15/2052	30	20

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Canadian National Railway
3.650%, 02/03/2048	$151	$122
Canadian Pacific Railway
6.125%, 09/15/2115	167	177
3.100%, 12/02/2051	40	28
Carrier Global
2.700%, 02/15/2031	10	9
Cintas No. 2
4.000%, 05/01/2032	20	19
3.700%, 04/01/2027	30	30
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	114	113
CSX
3.800%, 04/15/2050	331	268
Deere
3.750%, 04/15/2050	40	33
3.100%, 04/15/2030	10	10
Delta Air Lines
7.375%, 01/15/2026	30	31
4.750%, 10/20/2028 (B)	50	50
4.500%, 10/20/2025 (B)	12	12
2.900%, 10/28/2024	40	40
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028	129	120
Eaton
4.150%, 11/02/2042	70	62
Ferguson Finance
4.500%, 10/24/2028 (B)	394	391
3.250%, 06/02/2030 (B)	230	212
Genpact Luxembourg SARL
6.000%, 06/04/2029	289	300
1.750%, 04/10/2026	292	278
GFL Environmental
6.750%, 01/15/2031 (B)	30	31
Mileage Plus Holdings
6.500%, 06/20/2027 (B)	24	24
Norfolk Southern
4.837%, 10/01/2041	200	190
Penske Truck Leasing LP
5.550%, 05/01/2028 (B)	542	556
RR Donnelley & Sons
9.500%, 08/01/2029 (B)	40	40
Ryder System MTN
5.250%, 06/01/2028	355	362
Spirit Loyalty Cayman
8.000%, 09/20/2025 (B)	24	15
TransDigm
7.125%, 12/01/2031 (B)	20	21
6.625%, 03/01/2032 (B)	40	41
6.375%, 03/01/2029 (B)	20	21

SEI Catholic Values Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
United Airlines
4.625%, 04/15/2029 (B)	$130	$124
4.375%, 04/15/2026 (B)	20	19
United Airlines Pass-Through Trust, Ser 2014-1, Cl A
4.000%, 04/11/2026	426	414
United Rentals North America
6.125%, 03/15/2034 (B)	90	92
3.875%, 02/15/2031	100	92
3.750%, 01/15/2032	20	18
Verisk Analytics
3.625%, 05/15/2050	142	107
Waste Connections
5.000%, 03/01/2034	50	51

		5,663

Information Technology — 1.1%
Apple
3.850%, 08/04/2046	156	134
3.200%, 05/13/2025	120	119
Broadcom
4.926%, 05/15/2037 (B)	20	20
4.750%, 04/15/2029	253	255
4.110%, 09/15/2028	237	234
3.137%, 11/15/2035 (B)	150	125
1.950%, 02/15/2028 (B)	139	128
Constellation Software
5.461%, 02/16/2034 (B)	187	193
Foundry JV Holdco
6.150%, 01/25/2032 (B)	452	465
Lam Research
2.875%, 06/15/2050	92	63
Micron Technology
5.875%, 02/09/2033	20	21
NVIDIA
3.700%, 04/01/2060	50	41
3.500%, 04/01/2050	10	8
2.850%, 04/01/2030	20	19
NXP BV
2.700%, 05/01/2025	30	30
Oracle
3.950%, 03/25/2051	266	206
3.600%, 04/01/2050	110	80
Prosus MTN
3.061%, 07/13/2031 (B)	200	171
Salesforce
2.700%, 07/15/2041	40	29
Sprint Capital
8.750%, 03/15/2032	10	12
Texas Instruments
1.750%, 05/04/2030	20	18

		2,371

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Materials — 0.5%
Anglo American Capital
4.750%, 04/10/2027 (B)	$200	$200
3.625%, 09/11/2024 (B)	200	200
Ball
3.125%, 09/15/2031	30	26
Freeport-McMoRan
5.450%, 03/15/2043	190	186
5.400%, 11/14/2034	20	20
4.625%, 08/01/2030	10	10
4.550%, 11/14/2024	10	10
MEGlobal BV MTN
4.250%, 11/03/2026 (B)	200	196
Southern Copper
5.250%, 11/08/2042	120	116
Suzano Austria GmbH
3.750%, 01/15/2031	90	82
3.125%, 01/15/2032	20	17

		1,063

Real Estate — 0.7%
Alexandria Real Estate Equities
4.700%, 07/01/2030	527	524
American Tower Trust #1
5.490%, 03/15/2028 (B)	351	357
Federal Realty OP
1.250%, 02/15/2026	233	221
Service Properties Trust
8.375%, 06/15/2029	40	40
Simon Property Group
1.750%, 02/01/2028	501	459

		1,601

Utilities — 2.4%
American Transmission Systems
2.650%, 01/15/2032 (B)	30	26
Berkshire Hathaway Energy
4.450%, 01/15/2049	600	516
Consolidated Edison of New York
3.950%, 04/01/2050	20	17
3.350%, 04/01/2030	20	19
DTE Electric Securitization Funding I
2.640%, 12/01/2026	166	162
DTE Energy
4.875%, 06/01/2028	192	194
Duke Energy Carolinas
3.950%, 03/15/2048	98	80
Duke Energy Florida
3.200%, 01/15/2027	230	224
Duke Energy Ohio
3.650%, 02/01/2029	50	49
Eversource Energy
3.150%, 01/15/2025	111	110

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Exelon
5.625%, 06/15/2035	$60	$63
5.100%, 06/15/2045	328	312
4.700%, 04/15/2050	69	61
FirstEnergy
4.850%, 07/15/2047	120	107
3.900%, 07/15/2027	90	89
1.600%, 01/15/2026	20	19
Interstate Power and Light
2.300%, 06/01/2030	295	260
NextEra Energy Capital Holdings
3.550%, 05/01/2027	292	285
NSTAR Electric
3.950%, 04/01/2030	230	225
Oglethorpe Power
6.200%, 12/01/2053	403	430
Pacific Gas and Electric
5.450%, 06/15/2027	120	122
4.950%, 06/08/2025	40	40
3.300%, 08/01/2040	10	7
2.500%, 02/01/2031	20	17
2.100%, 08/01/2027	20	19
PG&E Wildfire Recovery Funding
4.722%, 06/01/2037	456	450
3.594%, 06/01/2030	290	283
Southern
3.250%, 07/01/2026	415	405
Virginia Power Fuel Securitization
4.877%, 05/01/2031	389	399
Xcel Energy
3.400%, 06/01/2030	188	176

		5,166

Total Corporate Obligations
(Cost $63,973) ($ Thousands)		60,745

U.S. TREASURY OBLIGATIONS — 24.8%
U.S. Treasury Bills
5.313%, 09/12/2024 (F)	480	479
5.303%, 10/29/2024 (F)	190	189
U.S. Treasury Bonds
4.750%, 11/15/2043	1,980	2,099
4.750%, 11/15/2053	1,980	2,157
4.500%, 02/15/2044	1,162	1,191
4.375%, 08/15/2043	4,570	4,615
4.250%, 02/15/2054	969	973
4.250%, 08/15/2054	218	219
4.125%, 08/15/2053	414	407
3.875%, 02/15/2043	340	322
3.875%, 05/15/2043	3,183	3,005
3.750%, 11/15/2043	90	83

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
3.625%, 02/15/2053	$210	$188
3.625%, 05/15/2053	4,487	4,028
3.375%, 08/15/2042	345	305
3.375%, 11/15/2048	50	43
3.250%, 05/15/2042	110	96
3.000%, 02/15/2049	490	390
3.000%, 08/15/2052	1,758	1,394
2.875%, 05/15/2049	70	54
2.875%, 05/15/2052	290	224
2.750%, 08/15/2047	460	353
2.375%, 02/15/2042	526	402
2.375%, 05/15/2051	430	298
2.346%, 05/15/2049 (F)	410	140
2.250%, 02/15/2052	1,049	706
2.000%, 02/15/2050	110	70
2.000%, 08/15/2051	749	475
1.875%, 02/15/2051	3,050	1,881
1.875%, 11/15/2051	572	351
1.625%, 11/15/2050	2,320	1,342
1.375%, 08/15/2050	790	428
1.250%, 05/15/2050	310	163
U.S. Treasury Inflation Protected Securities
1.125%, 01/15/2033	274	261
0.125%, 01/15/2030	585	539
U.S. Treasury Notes
5.000%, 08/31/2025	170	171
5.000%, 09/30/2025	50	50
4.750%, 07/31/2025	520	521
4.625%, 09/15/2026	40	41
4.625%, 04/30/2029	2,229	2,312
4.625%, 09/30/2030	510	533
4.375%, 08/31/2028	122	125
4.375%, 11/30/2030	630	650
4.250%, 02/28/2029	60	61
4.250%, 02/28/2031	690	708
4.125%, 07/31/2028	40	40
4.125%, 08/31/2030	270	275
4.000%, 01/31/2029	2,980	3,010
4.000%, 07/31/2029	189	191
4.000%, 07/31/2030	880	890
4.000%, 01/31/2031	710	718
4.000%, 02/15/2034	1,280	1,288
3.875%, 11/30/2029	130	131
3.875%, 08/15/2033	1,447	1,444
3.875%, 08/15/2034	116	116
3.375%, 05/15/2033	2,830	2,723
2.750%, 04/30/2027	180	175
2.000%, 11/15/2026	2,220	2,132
1.500%, 01/31/2027	1,840	1,741
1.250%, 11/30/2026	3,010	2,842
1.125%, 01/15/2025	1,110	1,095

SEI Catholic Values Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
0.250%, 05/31/2025	$90	$87

Total U.S. Treasury Obligations
(Cost $56,171) ($ Thousands)		53,940

ASSET-BACKED SECURITIES — 8.7%
Automotive — 2.2%

Citizens Auto Receivables Trust, Ser 2024-1, Cl A3
5.110%, 04/17/2028 (B)	509	512
Ford Credit Auto Owner Trust, Ser 2020-1, Cl A
2.040%, 08/15/2031 (B)	400	394
Ford Credit Auto Owner Trust, Ser 2021-1, Cl A
1.370%, 10/17/2033 (B)	254	241
Ford Credit Floorplan Master Owner Trust, Ser 2018-4, Cl A
4.060%, 11/15/2030	150	148
GMF Floorplan Owner Revolving Trust, Ser 2023-2, Cl A
5.340%, 06/15/2030 (B)	468	483
GMF Floorplan Owner Revolving Trust, Ser 2024-2A, Cl A
5.060%, 03/15/2031 (B)	537	550
Hertz Vehicle Financing, Ser 2021-1A, Cl A
1.210%, 12/26/2025 (B)	67	66
Hertz Vehicle Financing, Ser 2022-5A, Cl B
4.280%, 09/25/2028 (B)	250	241
NextGear Floorplan Master Owner Trust, Ser 2022-1A, Cl A2
2.800%, 03/15/2027 (B)	489	483
Toyota Auto Loan Extended Note Trust, Ser 2021-1A, Cl A
1.070%, 02/27/2034 (B)	456	432
Toyota Lease Owner Trust, Ser 2024-A, Cl A3
5.250%, 04/20/2027 (B)	410	414
US Bank, Ser 2023-1, Cl B
6.789%, 08/25/2032 (B)	173	175
Wheels Fleet Lease Funding 1, Ser 2024-2A, Cl A1
4.870%, 06/21/2039 (B)	541	541
		4,680

Home Equity — 0.2%

Bear Stearns Asset-Backed Securities I Trust, Ser 2004-HE7, Cl M1
6.292%, TSFR1M + 1.014%, 08/25/2034 (A)	131	128

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CIT Mortgage Loan Trust, Ser 2007-1, Cl 1M1
6.892%, TSFR1M + 1.614%, 10/25/2037 (A)(B)	$103	$104
Merrill Lynch Mortgage Investors Trust, Ser 2004-WMC5, Cl M1
6.322%, TSFR1M + 1.044%, 07/25/2035 (A)	190	189
Structured Asset Securities Mortgage Loan Trust, Ser 2007-WF1, Cl A1
5.812%, TSFR1M + 0.534%, 02/25/2037 (A)	95	93
		514

Manufactured Housing — 0.0%

BankAmerica Manufactured Housing Contract Trust, Ser 1996-1, Cl B1
7.875%, 10/10/2026	510	2

Other Asset-Backed Securities — 6.0%

AASET, Ser 2024-1A, Cl A1
6.261%, 05/16/2049 (B)	247	255
AIMCO CLO, Ser 2017-AA, Cl AR
6.594%, TSFR3M + 1.312%, 04/20/2034 (A)(B)	298	298
AMSR Trust, Ser 2022-SFR3, Cl A
4.000%, 10/17/2039 (B)	236	230
AMSR Trust, Ser 2023-SFR1, Cl A
4.000%, 04/17/2040 (B)	410	398
AMSR Trust, Ser 2024-SFR1, Cl A
4.290%, 07/17/2041 (B)	487	477
Apidos CLO XXX, Ser 2024-XXXA, Cl A1AR
6.275%, TSFR3M + 1.080%, 10/18/2031 (A)(B)	334	334
Applebee's Funding, Ser 2023-1A, Cl A2
7.824%, 03/05/2053 (B)	170	178
CIFC Funding, Ser 2024-3A, Cl A
6.882%, TSFR3M + 1.600%, 01/20/2037 (A)(B)	614	617
Corevest American Finance Trust, Ser 2021-1, Cl A
1.569%, 04/15/2053 (B)	256	242
Domino's Pizza Master Issuer, Ser 2021-1A, Cl A2I
2.662%, 04/25/2051 (B)	555	507
FirstKey Homes Trust, Ser 2020-SFR2, Cl A
1.266%, 10/19/2037 (B)	233	224
FirstKey Homes Trust, Ser 2021-SFR3, Cl A
2.135%, 12/17/2038 (B)	266	250
GoodLeap Sustainable Home Solutions Trust, Ser 2022-1GS, Cl A
2.700%, 01/20/2049 (B)	77	65

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Home Partners of America Trust, Ser 2021-2, Cl A
1.901%, 12/17/2026 (B)	$281	$264
Oak Street Investment Grade Net Lease Fund, Ser 2020-1A, Cl A1
1.850%, 11/20/2050 (B)	202	193
Oak Street Investment Grade Net Lease Fund, Ser 2020-1A, Cl A3
2.260%, 11/20/2050 (B)	229	215
Palmer Square CLO, Ser 2021-2A, Cl A1A3
6.547%, TSFR3M + 1.262%, 10/17/2031 (A)(B)	180	180
Palmer Square Loan Funding, Ser 2022-2A, Cl A1
6.571%, TSFR3M + 1.270%, 10/15/2030 (A)(B)	199	199
PFS Financing, Ser 2022-A, Cl A
2.470%, 02/15/2027 (B)	463	457
Progress Residential Trust, Ser 2023-SFR2, Cl A
4.500%, 10/17/2040 (B)	528	521
Progress Residential Trust, Ser 2024-SFR5, Cl A
3.000%, 08/09/2029 (B)	608	560
Sabey Data Center Issuer, Ser 2020-1, Cl A2
3.812%, 04/20/2045 (B)	77	76
Sabey Data Center Issuer, Ser 2021-1, Cl A2
1.881%, 06/20/2046 (B)	466	438
SBA Small Business Investment, Ser 2023-10A, Cl 1
5.168%, 03/10/2033	302	308
SBA Small Business Investment, Ser 2024-10A, Cl 1
5.035%, 03/10/2034	520	528
Subway Funding, Ser 2024-1A, Cl A2I
6.028%, 07/30/2054 (B)	221	227
Taco Bell Funding, Ser 2021-1A, Cl A2II
2.294%, 08/25/2051 (B)	424	378
Textainer Marine Containers VII, Ser 2024-1A, Cl A
5.250%, 08/20/2049 (B)	100	100
Tricon American Homes Trust, Ser 2019-SFR1, Cl A
2.750%, 03/17/2038 (B)	283	274
Tricon American Homes Trust, Ser 2020-SFR2, Cl A
1.482%, 11/17/2039 (B)	209	189
U.S. Small Business Administration, Ser 2010-20B, Cl 1
4.140%, 02/01/2030	23	23
U.S. Small Business Administration, Ser 2011-20G, Cl 1
3.740%, 07/01/2031	97	94

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
U.S. Small Business Administration, Ser 2011-20H, Cl 1
3.290%, 08/01/2031	$51	$49
U.S. Small Business Administration, Ser 2013-20G, Cl 1
3.150%, 07/01/2033	209	200
U.S. Small Business Administration, Ser 2014-20C, Cl 1
3.210%, 03/01/2034	200	191
U.S. Small Business Administration, Ser 2015-20F, Cl 1
2.980%, 06/01/2035	64	60
U.S. Small Business Administration, Ser 2017-20H, Cl 1
2.750%, 08/01/2037	143	132
U.S. Small Business Administration, Ser 2018-20A, Cl 1
2.920%, 01/01/2038	140	130
U.S. Small Business Administration, Ser 2018-20B, Cl 1
3.220%, 02/01/2038	219	205
U.S. Small Business Administration, Ser 2018-20E, Cl 1
3.500%, 05/01/2038	140	133
U.S. Small Business Administration, Ser 2019-20D, Cl 1
2.980%, 04/01/2039	17	16
U.S. Small Business Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044	18	16
U.S. Small Business Administration, Ser 2022-25D, Cl 1
3.500%, 04/01/2047	313	292
U.S. Small Business Administration, Ser 2022-25E, Cl 1
3.940%, 05/01/2047	317	304
U.S. Small Business Administration, Ser 2022-25G, Cl 1
3.930%, 07/01/2047	420	402
U.S. Small Business Administration, Ser 2023-25C, Cl 1
4.930%, 03/01/2048	247	252
U.S. Small Business Administration, Ser 2023-25G, Cl 1
5.180%, 07/01/2048	274	283
U.S. Small Business Administration, Ser 2024-25F, Cl 1
5.040%, 06/01/2049	551	565
Vantage Data Centers Issuer, Ser 2020-1A, Cl A2
1.645%, 09/15/2045 (B)	162	156
Wendy's Funding, Ser 2019-1A, Cl A2I
3.783%, 06/15/2049 (B)	137	133

SEI Catholic Values Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Wind River CLO, Ser 2021-3A, Cl A
6.694%, TSFR3M + 1.412%, 07/20/2033 (A)(B)	$250	$250
		13,068

Student Loan — 0.3%

College Ave Student Loans, Ser 2021-C, Cl C
3.060%, 07/26/2055 (B)	141	128
National Collegiate Student Loan Trust, Ser 2006-3, Cl B
5.752%, TSFR1M + 0.474%, 01/26/2032 (A)	250	213
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (B)	104	97
Navient Student Loan Trust, Ser 2016-3A, Cl A3
6.813%, SOFR30A + 1.464%, 06/25/2065 (A)(B)	86	87
SLM Student Loan Trust, Ser 2021-10A, Cl A4
6.284%, SOFR90A + 0.931%, 12/17/2068 (A)(B)	80	80
		605

Total Asset-Backed Securities
(Cost $19,404) ($ Thousands)		18,869

LOAN PARTICIPATIONS — 0.9%
Acrisure, LLC, 2024 Refinancing Term Loan, 1st Lien
8.594%, CME Term SOFR + 3.250%, 11/06/2030 (A)	30	29
Ali Group North America Corporation, Initial Tranche B Term Loan , 1st Lien
7.361%, CME Term SOFR + 2.000%, 07/30/2029 (A)	35	35
Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial U.S. Dollar Term Loan, 1st Lien
9.097%, CME Term SOFR + 3.750%, 05/12/2028 (A)	115	115
Alterra Mountain Company, Series B-4 Term Loan, 1st Lien
8.497%, CME Term SOFR + 3.250%, 08/17/2028 (A)	38	38
AmWINS Group, Inc., Term Loan, 1st Lien
7.611%, CME Term SOFR + 2.250%, 02/19/2028 (A)	17	17
APi Group DE, Inc., Repriced 2021 Incremental Term Loan (2024), 1st Lien
7.247%, CME Term SOFR + 2.000%, 01/03/2029 (A)	24	24

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Asplundh Tree Expert, LLC, Amendment No. 1 Term Loan, 1st Lien
7.194%, CME Term SOFR + 1.750%, 09/07/2027 (A)	$9	$9
Asurion, LLC, New B-11 Term Loan, 1st Lien
9.597%, CME Term SOFR + 4.250%, 08/19/2028 (A)	48	47
Asurion, LLC, New B-8 Term Loan, 1st Lien
8.611%, CME Term SOFR + 3.250%, 12/23/2026 (A)	43	43
Asurion, LLC, New B-9 Term Loan, 1st Lien
8.611%, CME Term SOFR + 3.250%, 07/31/2027 (A)	29	29
athenahealth Group Inc., Initial Term Loan, 1st Lien
8.497%, CME Term SOFR + 3.250%, 02/15/2029 (A)	61	61
Boost Newco Borrower, LLC, Initial USD Term Loan Retired 08/01/2024, 1st Lien
8.335%, CME Term SOFR + 3.000%, 01/31/2031 (A)	130	130
Brown Group Holding, LLC, Initial Term Loan, 1st Lien
7.997%, CME Term SOFR + 2.750%, 07/01/2031 (A)	39	39
Castlelake Aviation One Designated Activity Company, Initial Term Loan, 1st Lien
7.839%, CME Term SOFR + 2.500%, 10/22/2026 (A)	48	48
Citadel Securities LP, Term Loan, 1st Lien
7.497%, CME Term SOFR + 2.250%, 07/29/2030 (A)	28	28
Cloudera, Inc., Initial Term Loan, 1st Lien
9.097%, CME Term SOFR + 3.750%, 10/08/2028 (A)	21	21
Coherent Corp., Term B1 Loan, 1st Lien
7.747%, CME Term SOFR + 2.500%, 07/02/2029 (A)	51	51
Cotiviti, Inc., Initial Floating Rate Term Loan, 1st Lien
8.592%, CME Term SOFR + 3.250%, 05/01/2031 (A)	170	170
DCert Buyer, Inc., Initial Term Loan, 1st Lien
9.247%, CME Term SOFR + 4.000%, 10/16/2026 (A)	106	103
Deerfield Dakota Holding, LLC, Initial Dollar Term Loan, 1st Lien
9.085%, CME Term SOFR + 3.750%, 04/09/2027 (A)	52	52
First Eagles Holdings, Inc., Refinancing Term Loan (2020), 1st Lien
7.935%, CME Term SOFR + 2.500%, 02/01/2027 (A)	18	18

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Focus Financial Partners, LLC, Tranche B-7 Term Loan, 1st Lien
7.997%, CME Term SOFR + 2.750%, 06/30/2028 (A)	$77	$77
Gainwell Acquisition Corp., Term B Loan, 1st Lien
9.435%, CME Term SOFR + 4.000%, 10/01/2027 (A)	58	52
Garda World Security Corporation, Tenth Additional Term Loan, 1st Lien
8.832%, CME Term SOFR + 3.500%, 02/01/2029 (A)	14	14
Harbor Freight Tools USA, Inc., Replacement Term Loan, 1st Lien
7.747%, CME Term SOFR + 2.500%, 06/11/2031 (A)	90	89
Jazz Pharmaceuticals Public Limited Company, Tranche B-2 Dollar Term Loan, 1st Lien
7.497%, CME Term SOFR + 2.250%, 05/05/2028 (A)	79	79
Medline Borrower, LP, Third Amendment Incremental Term Loan, 1st Lien
7.497%, CME Term SOFR + 2.250%, 10/23/2028 (A)	90	90
Nexstar Media Inc., Term B-4 Loan, 1st Lien
7.861%, CME Term SOFR + 2.500%, 09/18/2026 (A)	21	21
PCI Gaming Authority, Term B Facility Loan, 1st Lien
7.342%, CME Term SOFR + 2.000%, 07/18/2031 (A)	22	22
Peraton Corp., Term B Loan, 1st Lien
9.097%, CME Term SOFR + 3.750%, 02/01/2028 (A)	25	25
Phoenix Guarantor Inc., Tranche B-4 Term Loan, 1st Lien
8.497%, CME Term SOFR + 3.250%, 02/21/2031 (A)	102	102
Setanta Aircraft Leasing Designated Activity Co., New Loan
7.085%, CME Term SOFR + 1.750%, 11/05/2028 (A)	40	40
Sotera Health Holdings, LLC, 2024 Refinancing Term Loan, 1st Lien
8.497%, CME Term SOFR + 3.250%, 05/30/2031 (A)	80	80
Triton Water Holdings, Inc., Initial Term Loan, 1st Lien
8.846%, CME Term SOFR + 3.250%, 03/31/2028 (A)	58	58
UFC Holdings, LLC, Term B-3 Loan, 1st Lien
8.291%, CME Term SOFR + 2.750%, 04/29/2026 (A)	25	25

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Virgin Media Bristol LLC, N Facility, 1st Lien
7.951%, CME Term SOFR + 2.500%, 01/31/2028 (A)	$75	$73

Total Loan Participations
(Cost $1,963) ($ Thousands)		1,954

MUNICIPAL BONDS — 0.7%
California — 0.2%
California State, Build America, GO
7.500%, 04/01/2034	280	335

Colorado — 0.1%
City & County of Denver, Airport System Revenue, Ser C, RB
1.722%, 11/15/2027	190	176

Illinois — 0.2%
Chicago, Metropolitan Water Reclamation District, GO
5.720%, 12/01/2038	345	368

Massachusetts — 0.1%
Massachusetts State, Educational Financing Authority, Ser A, RB
4.141%, 07/01/2027	285	281

Michigan — 0.0%
Michigan State University, Ser A, RB
4.165%, 08/15/2122	83	67

New York — 0.1%
New York State, Urban Development, RB
5.770%, 03/15/2039	245	253

Total Municipal Bonds
(Cost $1,599) ($ Thousands)		1,480

SOVEREIGN DEBT — 0.5%

Argentine Republic Government International Bond
3.500%, 07/09/2041(C)	20	9
1.000%, 07/09/2029	14	8
0.750%, 07/09/2030(C)	163	92
Brazilian Government International Bond
4.750%, 01/14/2050	200	151
Colombia Government International Bond
5.625%, 02/26/2044	200	159

SEI Catholic Values Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Mexico Government International Bond
4.600%, 02/10/2048	$430	$341
Nigeria Government International Bond MTN
6.500%, 11/28/2027(B)	200	186
Peruvian Government International Bond
5.625%, 11/18/2050	70	71
Provincia de Buenos Aires MTN
6.625%, 09/01/2037(B)(C)	331	148

Total Sovereign Debt
(Cost $1,372) ($ Thousands)		1,165

	Shares
CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Institutional Class
5.200%**†	2,631,373	2,631
Total Cash Equivalent
(Cost $2,631) ($ Thousands)		2,631

PURCHASED OPTIONS — 0.0%
Total Purchased Options
(Cost $18) ($ Thousands)		2

Total Investments in Securities — 98.7%
(Cost $223,602) ($ Thousands)		$214,759

WRITTEN OPTIONS — (0.0)%
Total Written Options
(Premiums Received $40) ($ Thousands)		$(51)

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Catholic Values Fixed Income Fund (Continued)

A list of open exchange traded options contracts for the Fund at August 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Put Options
September 2024, U.S. 10 Year Future Option	31	$7,016	$112.75	9/21/2024	$–
September 2024, U.S. 5 Year Future Option	9	1,968	109.25	9/21/2024	–
September 2024, U.S. Long Bond Future Option	9	2,215	123.00	9/21/2024	–

		11,199			–

Call Options
September 2024, 3 Month SOFR Option	42	19,985	95.25	9/21/2024	2
September 2024, U.S. 10 Year Future Option	23	5,245	114.50	9/21/2024	–
September 2024, U.S. 5 Year Future Option	18	3,949	110.00	9/21/2024	–
September 2024, U.S. 5 Year Future Option	9	1,977	110.25	9/21/2024	–
September 2024, U.S. Long Bond Future Option	27	6,699	125.00	9/21/2024	–

		37,855			2

Total Purchased Options		$49,054			$2
WRITTEN OPTIONS — 0.0%
Put Options
September 2024, U.S. 10 Year Future Option	(7)	$(1,590)	113.50	09/21/2024	$–

Call Options
September 2024, 3 Month SOFR Option	(42)	(20,090)	96.25	09/21/2024	–
December 2024, 3 Month SOFR Option	(12)	(5,786)	97.13	12/21/2024	(1)
June 2025, 3 Month SOFR Option	(75)	(36,291)	97.00	06/21/2025	(50)
September 2024, U.S. 10 Year Future Option	(7)	(1,591)	113.75	09/21/2024	–
September 2024, U.S. 5 Year Future Option	(9)	(1,972)	109.75	09/21/2024	–
September 2024, U.S. Long Bond Future Option	(9)	(2,224)	124.00	09/21/2024	–

		(67,954)			(51)
Total Written Options		$(69,544)			$(51)

A list of the open futures contracts held by the Fund at August 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
3 Month SOFR	75	Mar-2026	$18,034	$18,155	$121
U.S. 5-Year Treasury Note	51	Dec-2024	5,597	5,580	(17)
U.S. 10-Year Treasury Note	211	Dec-2024	24,089	23,962	(127)
U.S. Long Treasury Bond	27	Dec-2024	3,361	3,324	(37)
			51,081	51,021	(60)
Short Contracts
U.S. 2-Year Treasury Note	(6)	Dec-2024	$(1,244)	$(1,246)	$(2)
U.S. Ultra Long Treasury Bond	(16)	Dec-2024	(2,140)	(2,111)	29
Ultra 10-Year U.S. Treasury Note	(11)	Dec-2024	(1,300)	(1,292)	8
			(4,684)	(4,649)	35
			$46,397	$46,372	$(25)

SEI Catholic Values Trust

A list of the open forward foreign currency contracts held by the Fund at August 31, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	09/04/24	USD	1,599	BRL	9,067	$1
Citigroup	10/02/24	USD	1,630	BRL	9,067	(35)
Citigroup	10/18/24	GBP	580	USD	744	(19)
Citigroup	10/18/24	USD	920	JPY	145,643	88
Citigroup	10/18/24	AUD	1,100	USD	743	(4)
Citigroup	10/18/24	USD	1,227	AUD	1,847	27
Citigroup	10/18/24	EUR	1,696	USD	1,849	(31)
Citigroup	10/18/24	CNH	15,285	USD	2,145	(23)
Citigroup	10/18/24	JPY	105,420	USD	683	(46)
						$(42)

A list of open centrally cleared swap agreements held by the Fund at August 31, 2024, is as follows:

Credit Default Swaps - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDS.NA.IG.42	1.00%	Quarterly	06/20/2029	$25,849	$572	$456	$116
CDS-CDX.NA.HY.42	1.00%	Quarterly	06/20/2029	374	26	23	3
					$598	$479	$119

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
SOFR	3.65% FIXED	Annually	03/18/2030	USD	2,936	$52	$(68)	$120
0.042% FIXED	USD-SOFR-OIS-COMPOUND	Annually	04/30/2031	USD	8,892	(419)	(128)	(291)
3.05% FIXED	USD-SOFR-OIS COMPOUND	Annually	02/15/2048	USD	480	33	25	8
3.15%	SOFR	Annually	05/15/2048	USD	863	45	88	(43)
3.51% FIXED	SOFR	Annually	03/18/2055	USD	742	(26)	51	(77)
						$(315)	$(32)	$(283)

A list of open over the counter swap agreements held by the Fund at August 31, 2024, is as follows:

Interest Rate Swap
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	10.2375%	BRL-CDI	Annually	01/02/2029	BRL	7,070	$(56)	$–	$(56)

Percentages are based on Net Assets of $217,484 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2024.
†	Investment in Affiliated Security (see Note 6).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2024, the value of these securities amounted to $37,745 ($ Thousands), representing 17.4% of the Net Assets of the Fund.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Perpetual security with no stated maturity date.
(E)	Zero coupon security.
(F)	Interest rate represents the security's effective yield at the time of purchase.

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2024

Catholic Values Fixed Income Fund (Concluded)

ARM — Adjustable Rate Mortgage
AUD — Australian Dollar
BRL — Brazilian Real
Cl — Class
CLO — Collateralized Loan Obligation
CMO — Collateralized Mortgage Obligation
CNH — Chinese Yuan Offshore
DAC — Designated Activity Company
EUR — Euro
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GBP — British Pound Sterling
GNMA — Government National Mortgage Association
GO — General Obligation
H15T1Y — U.S. Treasury Yield Curve Rate T Note Constant Maturity 1 Year
H15T5Y — U.S. Treasury Yield Curve Rate T Note Constant Maturity 5 Year
IBOR — Interbank Offered Rate
IO — Interest Only — face amount represents notional amount
JPY — Japanese Yen
LLC — Limited Liability Company
MTN — Medium Term Note
OTC — Over The Counter
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
RFUCCT1Y— Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
Ser — Series
SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-day Average
SOFR90A — Secured Overnight Financing Rate 90-day Average
SOFRRATE — Secured Overnight Financing Rate
STACR — Structured Agency Credit Risk
TSFR1M — Term Secured Overnight Financing Rate 1 Month
TSFR3M — Term Secured Overnight Financing Rate 3 Months
US0003M — ICE LIBOR USD 3 Month
USD — U.S. Dollar
USSW5 — USD 5 Years Interest Rate Swap

The following is a summary of the level of inputs used as of August 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	73,973	–	73,973
Corporate Obligations	–	60,745	–	60,745
U.S. Treasury Obligations	–	53,940	–	53,940
Asset-Backed Securities	–	18,869	–	18,869
Loan Participations	–	1,954	–	1,954
Municipal Bonds	–	1,480	–	1,480
Sovereign Debt	–	1,165	–	1,165
Cash Equivalent	2,631	–	–	2,631
Purchased Options	2	–	–	2
Total Investments in Securities	2,633	212,126	–	214,759

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Written Options	(51)	–	–	(51)
Futures Contracts*
Unrealized Appreciation	158	–	–	158
Unrealized Depreciation	(183)	–	–	(183)
Forward Contracts*
Unrealized Appreciation	–	116	–	116
Unrealized Depreciation	–	(158)	–	(158)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	119	–	119
Interest Rate Swaps*
Unrealized Appreciation	–	128	–	128
Unrealized Depreciation	–	(411)	–	(411)
OTC Swap
Interest Rate Swap*
Unrealized Depreciation	–	(56)	–	(56)
Total Other Financial Instruments	(76)	(262)	–	(338)

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2024 ($ Thousands):

Security Description	Value 2/29/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$2,274	$40,595	$(40,238)	$—	$—	$2,631	$87	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Catholic Values Trust

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

August 31, 2024 (Unaudited)

	Catholic Values Equity Fund		Catholic Values Fixed Income Fund
Assets:
Investments, at Value †	$365,374		$212,128
Affiliated Investments, at Value ††	5,994		2,631
Cash	1,936		79
Cash Collateral on Futures	327		386
Cash Collateral on Centrally Cleared Swap Contracts	–		696
Foreign Currency, at Value †††	29		434
Receivable for Fund Shares Sold	1		73
Receivable for Investment Securities Sold	182		167
Dividends and Interest Receivable	442		1,498
Unrealized Appreciation on Forward Foreign Currency Contracts	–		116
Unrealized Appreciation on Foreign Spot Currency Contracts	–		35
Foreign Tax Reclaim Receivable	132		–
Receivable for Variation Margin on Swap Contracts	–		35
Receivable for Variation Margin on Futures Contracts	54		23
Prepaid Expenses	32		19
Total Assets	374,503		218,320
Liabilities:
Payable for Investment Securities Purchased	–		90
Payable for Fund Shares Redeemed	200		7
Income Distribution Payable	–		3
OTC Swap Contracts, at Value	–		56
Options Written, at Value #	–		51
Payable for Variation Margin on Futures Contracts	–		109
Payable for Variation Margin on Swap Contracts	–		173
Administration Fees Payable	84		30
Shareholder Servicing Fees Payable, Class F	26		13
Unrealized Depreciation on Forward Foreign Currency Contracts	–		158
Trustees Fees Payable	2		1
Chief Compliance Officer Fees Payable	1		1
Investment Advisory Fees Payable	128		55
Accrued Expense Payable	41		89
Total Liabilities	482		836
Net Assets	$374,021		$217,484
† Cost of Investments	$245,860		$220,971
†† Cost of Affiliated Investments	5,994		2,631
††† Cost of Foreign Currency	29		410
# Premiums Received on Written Options	–		40
Net Assets:
Paid-in Capital — (Unlimited Authorization — No Par Value)	$234,364		$242,268
Total Distributable Earnings (Accumulated Losses)	139,657		(24,784)
Net Assets	$374,021		$217,484
Net Asset Value, Offering and Redemption Price Per Share — Class F	$16.38		$8.80
	($339,704,918 ÷ 20,739,981 shares	)	($164,223,915 ÷ 18,670,120 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$16.36		$8.80
	($34,315,935 ÷ 2,097,767 shares	)	($53,259,986 ÷ 6,051,890 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Catholic Values Trust

STATEMENTS OF OPERATIONS ($ Thousands)

For the six months ended August 31, 2024 (Unaudited)

	Catholic Values Equity Fund	Catholic Values Fixed Income Fund
Investment Income:
Dividends	$3,462	$–
Income from Affiliated Registered Investment Company(1)	134	–
Interest Income	54	4,660
Less: Foreign Taxes Withheld	(97)	–
Total Investment Income	3,553	4,660
Expenses:
Investment Advisory Fees	1,080	369
Administration Fees	540	211
Shareholder Servicing Fees, Class F Shares	409	199
Professional Fees	35	21
Registration Fees	28	16
Pricing Fees	19	81
Printing Fees	17	10
Custodian/Wire Agent Fees	13	36
Trustees' Fees (Form N-CSRS Item 10)	4	2
Proxy Fees	3	3
Chief Compliance Officer Fees	1	1
Other Expenses	24	13
Total Expenses	2,173	962
Less:
Waiver of Investment Advisory Fees	(329)	(53)
Reimbursement from Investment Adviser	–	–
Waiver of Shareholder Servicing Fees, Class F Shares	(245)	(119)
Waiver of Administration Fees	(60)	(64)
Net Expenses	1,539	726
Net Investment Income	2,014	3,934
Net Realized Gain (Loss) on:
Investments	11,308	(875)
TBA Securities Sold Short	–	(17)
Futures Contracts	484	512
Forward Foreign Currency Contracts	–	(311)
Foreign Currency Transactions	7	(8)
Written Options and Swaptions	–	503
Purchased Options and Swaptions	–	(379)
Swap Contracts	–	666
Net Realized Gain	11,799	91
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	17,032	6,416
TBA Securities Sold Short	–	2
Futures Contracts	(145)	(78)
Forward Foreign Currency Contracts	–	43
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	5	56
Written Options and Swaptions	–	(35)
Purchased Options and Swaptions	–	(16)
Swap Contracts	–	(747)
Net Change in Unrealized Appreciation (Depreciation)	16,892	5,641
Net Realized and Unrealized Gain	28,691	5,732
Net Increase in Net Assets Resulting from Operations	$30,705	$9,666

(1)	See Note 5 in the Notes to Financial Statements.
Amounts designated as "—" are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

SEI Catholic Values Trust

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six months ended August 31, 2024 (Unaudited) and the year ended February 29, 2024

	Catholic Values Equity Fund		Catholic Values Fixed Income Fund
	8/31/2024	2/29/2024	8/31/2024	2/29/2024
Operations:
Net Investment Income	$2,014	$3,554	$3,934	$6,427
Net realized gain (loss)	11,799	12,874	91	(6,976)
Net change in unrealized appreciation (depreciation)	16,892	47,297	5,641	5,842
Net Increase in Net Assets Resulting from Operations	30,705	63,725	9,666	5,293
Distributions:
Class F	—	(4,001)	(2,978)	(4,380)
Class Y	—	(403)	(1,003)	(1,456)
Total Distributions	—	(4,404)	(3,981)	(5,836)
Capital Share Transactions:
Class F:
Proceeds from Shares Issued	1,626	9,791	13,744	18,715
Reinvestment of Dividends & Distributions	—	3,972	2,959	4,349
Cost of Shares Redeemed	(18,212)	(25,930)	(3,980)	(5,442)
Net Increase (Decrease) in Net Assets from Class F Transactions	(16,586)	(12,167)	12,723	17,622
Class Y:
Proceeds from Shares Issued	28	6,452	479	14,807
Reinvestment of Dividends & Distributions	—	402	1,003	1,456
Cost of Shares Redeemed	(909)	(6,642)	(1,023)	(4,507)
Net Increase (Decrease) in Net Assets from Class Y Transactions	(881)	212	459	11,756
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(17,467)	(11,955)	13,182	29,378
Net Increase in Net Assets	13,238	47,366	18,867	28,835
Net Assets:
Beginning of Period	360,783	313,417	198,617	169,782
End of Period	$374,021	$360,783	$217,484	$198,617
Capital Share Transactions:
Class F:
Shares Issued	104	737	1,607	2,162
Shares Issued in Lieu of Dividends & Distributions	—	276	345	507
Shares Redeemed	(1,190)	(1,937)	(464)	(631)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(1,086)	(924)	1,488	2,038
Class Y:
Shares Issued	2	482	56	1,746
Shares Issued in Lieu of Dividends & Distributions	—	28	117	170
Shares Redeemed	(58)	(499)	(120)	(518)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(56)	11	53	1,398

Amounts designated as "—" are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

SEI Catholic Values Trust

FINANCIAL HIGHLIGHTS

For the six months ended August 31, 2024 (Unaudited) and the years ended February 28 or February 29

For a share outstanding throughout the period/years

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses)(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Catholic Values Equity Fund
Class F
2024@	$15.05	$0.09	$1.24	$1.33	$—	$—	$—	$16.38	8.84%	$339,705	0.86%	1.23%	1.11%	7%
2024	12.59	0.15	2.49	2.64	(0.14)	(0.04)	(0.18)	15.05	21.08	328,426	0.78	1.24	1.10	28
2023	14.12	0.14	(1.23)	(1.09)	(0.13)	(0.31)	(0.44)	12.59	(7.57)	286,483	0.86	1.24	1.07	33
2022	15.20	0.10	1.34	1.44	(0.10)	(2.42)	(2.52)	14.12	8.72	314,736	0.86	1.23	0.61	37
2021	11.71	0.11	3.82	3.93	(0.12)	(0.32)	(0.44)	15.20	33.76	294,671	0.86	1.23	0.87	65
2020	11.93	0.15	0.14	0.29	(0.15)	(0.36)	(0.51)	11.71	2.09	218,926	0.86	1.24	1.19	34
Class Y
2024@	$15.02	$0.09	$1.25	$1.34	$—	$—	$—	$16.36	8.92%	$34,316	0.76%	0.98%	1.21%	7%
2024	12.57	0.15	2.48	2.63	(0.14)	(0.04)	(0.18)	15.02	21.04	32,357	0.76	0.99	1.10	28
2023	14.09	0.15	(1.22)	(1.07)	(0.14)	(0.31)	(0.45)	12.57	(7.42)	26,934	0.76	0.99	1.17	33
2022	15.17	0.11	1.35	1.46	(0.12)	(2.42)	(2.54)	14.09	8.82	29,986	0.76	0.98	0.68	37
2021	11.69	0.13	3.81	3.94	(0.14)	(0.32)	(0.46)	15.17	33.84	21,759	0.76	0.98	0.99	65
2020	11.90	0.16	0.15	0.31	(0.16)	(0.36)	(0.52)	11.69	2.28	22,026	0.76	0.99	1.31	34
Catholic Values Fixed Income Fund
Class F
2024@	$8.57	$0.16	$0.23	$0.39	$(0.16)	$—	$(0.16)	$8.80	4.63%	$164,224	0.71%	0.97%	3.69%	27%
2024	8.60	0.30	(0.06)	0.24	(0.24)	(0.03)	(0.27)	8.57	2.77	147,200	0.63	1.00	3.48	105
2023	9.87	0.22	(1.27)	(1.05)	(0.22)	—	(0.22)	8.60	(10.70)	130,176	0.71	0.97	2.51	101
2022	10.34	0.15	(0.38)	(0.23)	(0.21)	(0.03)	(0.24)	9.87	(2.29)	147,409	0.71	0.97	1.48	76
2021	10.56	0.19	0.05	0.24	(0.20)	(0.26)	(0.46)	10.34	2.25	137,169	0.71	0.95	1.88	126
2020	9.83	0.25	0.84	1.09	(0.28)	(0.08)	(0.36)	10.56	11.28	115,971	0.71	0.95	2.54	128
Class Y
2024@	$8.57	$0.16	$0.24	$0.40	$(0.17)	$—	$(0.17)	$8.80	4.69%	$53,260	0.61%	0.72%	3.79%	27%
2024	8.61	0.30	(0.06)	0.24	(0.25)	(0.03)	(0.28)	8.57	2.75	51,417	0.61	0.75	3.50	105
2023	9.88	0.23	(1.28)	(1.05)	(0.22)	—	(0.22)	8.61	(10.65)	39,606	0.61	0.72	2.60	101
2022	10.35	0.16	(0.38)	(0.22)	(0.22)	(0.03)	(0.25)	9.88	(2.21)	46,076	0.61	0.72	1.58	76
2021	10.56	0.21	0.05	0.26	(0.21)	(0.26)	(0.47)	10.35	2.45	38,212	0.61	0.70	1.99	126
2020	9.84	0.27	0.82	1.09	(0.29)	(0.08)	(0.37)	10.56	11.28	58,798	0.61	0.70	2.62	128

@	For the six month period ended August 31, 2024. All ratios for the period have been annualized.
†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
Amounts designated as "—" are either $0 or have been rounded to $0. The accompanying notes are an integral part of the financial statements.

SEI Catholic Values Trust

NOTES TO FINANCIAL STATEMENTS

August 31, 2024 (Unaudited)

1. ORGANIZATION

SEI Catholic Values Trust (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 8, 2014.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with two operational Funds: Catholic Values Equity Fund (“Equity Fund”) and Catholic Values Fixed Income Fund (“Fixed Income Fund”) (each a “Fund,” collectively, the “Funds”), both of which are diversified Funds. The Trust is registered to offer: Class F and Class Y shares of the Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectuses provide a description of each Fund’s investment objective and strategies.

In addition to its objective and strategies, each of the Funds makes investment decisions consistent with Catholic values on a range of social and moral concerns that may include: protecting human life; promoting human dignity; reducing arms production; pursuing economic justice; protecting the environment, and encouraging corporate responsibility. Potential investments for the Funds are first selected for financial soundness and then evaluated according to the Funds’ social criteria. The Adviser has engaged an independent compliance support organization that has identified a list of issuers that do not align with Catholic values. The Funds will not invest in issuers identified through this process. The Adviser reserves the right to modify the criteria from time to time to maintain alignment with evolving Catholic social and moral positions.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the "Board"), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the Funds' Valuation and Pricing Policy. The Trust's Board of Trustees has designated SEI Investments Management Corporation ("SIMC") as the Valuation Designee for the Funds pursuant to Rule 2a-5 (the "Rule") under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC, in furtherance of the Board’s designation, has appointed a Valuation Committee (the “Committee”) and has established a Valuation and Pricing Policy to implement the Rule and the Funds’ Valuation and Pricing Policy (together the “Policy”).

When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (“NASDAQ”) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. A Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or debt tranches of collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded funds, which are priced as equity securities. These open-end investment companies’ shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company’s net asset value is determined. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, or in the case of an equity tranche of a collateralized debt obligations/collateralized loan obligations, a Fund will value the securities using a bid price from at least one independent broker.

SEI Catholic Values Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2024 (Unaudited)

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Policy until a price from an independent source can be secured. Debt securities held by a Fund with remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer-specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options and warrants are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a Fund calculates its Net Asset Value (“NAV”), the settlement price may not be available at the time at which the Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser (“Sub-Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC will continuously monitors the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Committee if it receives such notification from a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Policy provides that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not readily available, for which market prices are determined to be unreliable, or which cannot be valued using the methodologies described above are valued in accordance with Rule 2a-5 and the Policy.

The Valuation Designee must monitor for circumstances that may necessitate that a security be valued using the Fair Value Procedures which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below). When a security is valued in accordance with the Policy, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

The Committee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk

SEI Catholic Values Trust

that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a “Significant Event”), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that the Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate NAV, it may request that a Committee meeting be called. In addition, with respect to certain securities, the Funds’ administrator performs price comparisons and price movement review (among other processes), to monitor the pricing data supplied by various sources. Any identified discrepancies are researched and subject to the procedures described above.

The Equity Fund and Fixed Income Fund, which may hold international securities, use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, these Funds will value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.) or quoted prices for identical instruments in inactive markets; and

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts.

The valuation techniques used by the Funds to measure fair value during the six months ended August 31, 2024 maximized the use of observable inputs and minimized the use of unobservable inputs.

SEI Catholic Values Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2024 (Unaudited)

For the six months ended August 31, 2024, there have been no significant changes to the Trust’s fair valuation methodologies. For details of the investment classifications reference the Schedules of Investments.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security, which is not materially different from the effective interest method. Amortization of premiums and discounts is included in interest income.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(i) market value of investment securities, assets and liabilities at the current rate of exchange; and

(ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The

Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes.

The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of August 31, 2024, if applicable.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. In addition, fixed income funds will utilize futures contracts to help manage duration and yield curve exposure. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are market-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

It is the Funds’ policy to present the gross variation margin payable and the gross variation margin receivable of the future contracts separately on the Statements of Assets and Liabilities as the Funds do not have a master netting agreement with the counter party to the future contracts.

SEI Catholic Values Trust

Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of August 31, 2024, if applicable.

Master Limited Partnerships — Investments in units of master limited partnerships (“MLPs”) involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments. The benefit a Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be reduction in the after-tax return to a Fund of distributions from the MLP, likely causing a reduction in the value of a Fund's shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on a Fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole.

Inflation-Indexed Bonds — Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included in interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Options Written/Purchased — To the extent consistent with its investment objective and strategies, a Fund may invest in financial options contracts to add return or to hedge their existing portfolio securities. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing or writing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. In connection with option agreement securities may be set aside as collateral by a Fund’s custodian.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open options contracts as August 31, 2024, if applicable.

Securities Sold Short — To the extent consistent with its Investment Objective and Strategies, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss,

SEI Catholic Values Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2024 (Unaudited)

unlimited in size, will be recognized upon the close of a short sale.

Refer to each Fund’s Schedule of Investments for details regarding securities sold short as of August 31, 2024, if applicable.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in swap contracts as an efficient means to synthetically obtain exposure to securities or baskets of securities and to manage a Fund’s interest rate duration and yield curve exposure. Swap contracts may also be used to mitigate a Fund’s overall level of risk and/or a Fund’s risk to particular types of securities, currencies or market segments. Interest rate swaps may further be used to manage a Fund’s yield spread sensitivity. A Fund may buy credit default swaps in an attempt to manage credit risk where a Fund has credit exposure to an issuer, and a Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “Basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Swaps are “marked-to-market” daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statements of Operations. Centrally Cleared swaps are valued at the settlement price established each day by the board on exchange on which they are traded. The daily settlement prices for centrally cleared swaps are provided by an independent source. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“Variation Margin”) on the Statements of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

It is the Funds’ policy to present the gross variation margin payable and the gross variation margin receivable of the swap contracts separately on the Statements of Assets and Liabilities as the Funds do not have a master netting agreement with the counter party to the swap contracts. See Note 3 for further details. Refer to each Fund’s Schedule of Investments, for details regarding open swap agreements as of August 31, 2024, if applicable.

Delayed Delivery Transactions — To the extent consistent with its Investment Objective and Strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the

SEI Catholic Values Trust

Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “Equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on its Class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default;

(iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Restricted Securities — Throughout the period, the Funds may own private placement investments that were purchased through private offerings or acquired through initial public offerings that could not be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there from. In addition, the Funds had generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of those investments. These investments were valued at amortized cost, which approximates fair value, as determined in accordance with the procedures approved by the Board of Trustees. At August 31, 2024, the Funds did not own any restricted securities.

Classes — Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and non- class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Cash — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Dividends and Distributions to Shareholders — The Equity Fund will distribute its net investment income annually. The Fixed Income Fund declares its net investment income daily and distributes monthly. The Funds make distributions of capital gains, if any, at least annually.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains

SEI Catholic Values Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2024 (Unaudited)

are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

As of August 31, 2024, the Fixed Income Fund is the seller (“Providing Protection”) on a total notional amount of $26.2 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at balance sheet date are summarized as follows:

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
FIXED INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$—	$—	$26,222,800	$—	$—	$26,222,800
> than 100	—	—	—	—	—	—
Total	$—	$—	$26,222,800	$—	$—	$26,222,800

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

SEI Catholic Values Trust

4. DERIVATIVE TRANSACTIONS

The following tables include only Funds that had exposure to derivatives held throughout the period. For Funds that held derivatives throughout the period with only one type of risk exposure, additional information can be found on the Schedules of Investments and the Statements of Operations.

The fair value of derivative instruments as of August 31, 2024 was as follows ($ Thousands):

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:
Catholic Values Equity Fund
Equity contracts	Unrealized appreciation on futures contracts	$145	*	Unrealized depreciation on futures contracts	$—
Total Derivatives not accounted for as hedging instruments		$145			$—

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:
Catholic Values Fixed Income Fund
Credit Contracts	Unrealized appreciation on swap contracts	$119	†	Unrealized depreciation on swap contracts	$—	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	116		Unrealized loss on forward foreign currency contracts	158
Interest rate contracts	Unrealized appreciation on futures contracts	158	*	Unrealized depreciation on futures contracts	183	*
	Unrealized appreciation on swap contracts	128	†	Unrealized depreciation on swap contracts	467	†
	Investments purchased, at value	2		Options written, at value	51
Total Derivatives not accounted for as hedging instruments		$523			$859

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.

†	Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets & Liabilities for OTC swap contracts that have paid premiums. Only current day’s variation margin is reported within the Statement of Assets & Liabilities for centrally cleared swap contracts.

The effect of derivative instruments on the Statements of Operations for the six months ended August 31, 2024.

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions		Written Options and Swaptions		Futures		Forward Currency Contracts		Swaps		Total
Catholic Values Equity Fund	$		$		$		$		$		$
Equity contracts		—		—		484		—		—		484
Total		$—		$—		$484		$—		$—		$484

Catholic Values Fixed Income Fund	$		$		$		$		$		$
Interest rate contracts		(370)		503		512		—		455		1,100
Foreign exchange contracts		(9)		—		—		(311)		—		(320)
Credit contracts		—		—		—		—		211		211
Total		$(379)		$503		$512		$(311)		$666		$991

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions		Written Options and Swaptions		Futures		Forward Currency Contracts		Swaps		Total
Catholic Values Equity Fund	$		$		$		$		$		$
Equity contracts		—		—		(145)		—		—		(145)
Total		$—		$—		$(145)		$—		$–		$(145)

SEI Catholic Values Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2024 (Unaudited)

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Catholic Values Fixed Income Fund
Interest rate contracts	$(16)	$(35)	$(78)	$—	$(748)	$(877)
Foreign exchange contracts	—	—	—	43	—	43
Credit contracts	—	—	—	—	1	1
Total	$(16)	$(35)	$(78)	$43	$(747)	$(833)

The following table discloses the average quarterly balances of the Funds’ derivative activity during the six months ended August 31, 2024 ($ Thousands):

	Catholic Values Equity Fund	Catholic Values Fixed Income Fund
Futures Contracts:
Average Notional Balance Long	$5,423	$23,708
Average Notional Balance Short	–	1,119
Forward Foreign Currency Contracts:
Average Notional Balance Long	–	12,744
Average Notional Balance Short	–	12,791
Credit Default Swaps:
Average Notional Balance Buy Protection	–	5
Average Notional Balance Sell Protection	–	189
Interest Rate Swaps
Average Notional Balance	–	15,062
Options/Swaptions:
Average Notional Balance Long†	–	29
Average Notional Balance Short†	–	39

† Represents cost.

A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer Account Agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the U.S., counterparty risk is reduced as placement due to the Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. Refer to each Funds Statement of Assets and Liabilities for market value, variation margin and collateral of exchange-traded or centrally cleared financial derivative instruments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

SEI Catholic Values Trust

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of August 31, 2024 ($ Thousands):

	Financial Derivative Assets				Financial Derivative Liabilities
Catholic Values Fixed Income Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Citigroup	$116	$—	$—	$116	$(158)	$—	$(56)	$(214)	$(98)	$—	$(98)
Total Over the Counter	$116	$—	$—	$116	$(158)	$—	$(56)	$(214)

(1) Excess collateral pledged is not shown for financial reporting purposes.

(2) Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

5. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUB-ADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration, Distribution and Custodian Agreements —SIMC serves as each Fund’s investment adviser (the “Adviser”) and “Manager of Managers” under an investment advisory agreement approved by the shareholders of each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”) is the distributor of the shares of the Funds. The Funds have adopted a shareholder servicing plan (the “Shareholder Servicing Plan”) under which a shareholder servicing fee of up to 0.25% of the average daily net assets of Class F shares of the Funds will be paid to other service providers. Under the Shareholder Servicing Plan, other service providers may perform, or may compensate other service providers for performing, certain shareholder and administrative services.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level.

The waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time.

SEI Catholic Values Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2024 (Unaudited)

The following is a summary of annual fees payable to the Adviser and Distributor and the voluntary expense limitations for each Fund:

	Advisory Fee	Shareholder Servicing Fee	Voluntary Expense Limitation
Catholic Values Equity Fund
Class F	0.60%	0.25%	0.86%
Class Y	0.60%	0.00%	0.76%
Catholic Values Fixed Income Fund
Class F	0.35%	0.25%	0.71%
Class Y	0.35%	0.00%	0.61%

The following is a summary of annual fees payable to the Administrator:

	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
Catholic Values Equity Fund	0.300%	0.260%	0.210%	0.1700%	0.120%
Catholic Values Fixed Income Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%

Investment Sub-Advisory Agreements — As of August 31, 2024, SIMC has entered into Investment Sub-Advisory Agreements with the following parties:

Investment Sub-Adviser
Catholic Values Equity Fund
Brandywine Global Investment Management, LLC
Copeland Capital Management, LLC
Fred Alger Management, LLC
Jupiter Asset Management Ltd.
Lazard Asset Management LLC
Leeward Investments, LLC
Parametric Portfolio Associates, LLC
Catholic Values Fixed Income Fund
Income Research + Management
Western Asset Management Company, LLC
Western Asset Management Company Limited

Under the investment sub-advisory agreements, each sub-adviser receives an annual fee, paid by SIMC.

U.S. Bank, N.A. serves as the custodian of the Fixed Income Fund. Brown Brothers Harriman & Co. serves as the custodian of the Equity Fund. The custodians play no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

Investment in Affiliated Securities — The Funds may invest in the SEI Daily Income Trust Government Fund, an affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions. Refer to each Fund’s Schedule of Investments for details regarding transactions with affiliates for the six months ended August 31, 2024, if applicable.

Payment to Affiliates — Certain officers and Trustees of the Trust are also officers and/or Trustees of the Administrator, Adviser, or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator, Adviser and/or the Distributor pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes.

Participation in the Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the Trust’s Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. For the six months ended August 31, 2024 the Trust has not participated in the Program.

6. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturities of securities other than temporary cash investments, during the six months ended August 31, 2024, were as follows:

SEI Catholic Values Trust

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Catholic Values Equity Fund
Purchases	$—	$23,076	$23,076
Sales	—	39,509	39,509
Catholic Values Fixed Income Fund
Purchases	48,262	15,148	63,410
Sales	47,384	7,188	54,572

7. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Reclassification of Components of Net Assets — The timing and characterization of certain income and capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. The permanent differences are primarily attributable to gains and losses on passive foreign investment companies and distribution reclassification. The temporary differences are primarily attributable to perpetual bond adjustments, FX mark-to-market, mark-to-market on open futures, straddle loss deferral, deferred start-up costs, and passive foreign investment companies marked to market. There are no permanent differences in the current year that would require a charge or credit to distributable earnings or Paid-in Capital accounts.

The tax character of dividends and distributions during the last two fiscal years was as follows:

	Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Total ($ Thousands)
Catholic Values Equity Fund
2024	$3,386	$1,018	$4,404
2023	3,477	7,214	10,691
Catholic Values Fixed Income Fund
2024	5,836	—	5,836
2023	4,274	—	4,274

As of February 29, 2024, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings/ (Accumulated Losses) ($ Thousands)
Catholic Values Equity Fund	$447	$8,367	$—	$—	$—	$100,150	$(12)	$108,952
Catholic Values Fixed Income Fund	612	—	(15,033)	—	—	(14,850)	(1,198)	(30,469)

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Losses carried forward are as follows:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total ($ Thousands)
Catholic Values Fixed Income Fund	$4,983	$10,050	$15,033

During the fiscal year ended February 29, 2024, the Catholic Values Equity Fund utilized $2,841 in capital loss carryforwards to offset capital gains.

For Federal income tax purposes, the cost of securities owned at February 29, 2024, and net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, primarily due to wash sales, perpetual bonds and PFIC MTM, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

SEI Catholic Values Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2024 (Unaudited)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at August 31, 2024, were as follows:

	Federal Tax Cost ($ Thousands)	Aggregate Gross Unrealized Appreciation ($ Thousands)	Aggregate Gross Unrealized Depreciation ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Catholic Values Equity Fund	$251,854	$132,157	$(12,643)	$119,514
Catholic Values Fixed Income Fund	223,602	3,272	(12,115)	(8,843)

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of February 29, 2024, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. Policy to record interest and penalties, if any.

8. CONCENTRATION/RISKS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty to the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claim is considered remote.

The following descriptions provide additional information about some of the risks of investing in the Funds:

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Bank Loans Risk — With respect to bank loans, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation in the loan. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return. These risks may be increased in foreign and emerging markets.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Catholic Values Investing Risk — The Funds consider the United States Conference of Catholic Bishops' Socially Responsible Investing Guidelines (“Guidelines”) in its investment process and may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with the Guidelines. This means that the Funds may underperform other similar mutual funds that do not consider the Guidelines when making investment decisions.

Currency Risk — Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency

SEI Catholic Values Trust

controls or other political developments in the United States or abroad.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Depositary Receipts Risk — Depositary receipts, such as American Depositary Receipts (ADRs), are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments.

Derivatives Risk — The Fund’s use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk, credit risk, valuation risk and liquidity risk. Credit risk is described above. Leverage risk and liquidity risk are described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the investment. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a swap. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund’s use of derivatives may also increase the amount of taxes payable by some shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

Duration Risk — The longer-term securities in which the Fund may invest are more volatile. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Current Market Conditions Risk — Current market conditions risk is the risk that a particular investment, or shares of the Funds in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates and expect to continue to do so, and the Federal Reserve has announced that it intends to reverse previously implemented quantitative easing. U.S. regulators have proposed several changes to market and issuer regulations that could directly impact the Funds, and any regulatory changes could adversely impact the Funds' ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. If geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Funds' assets may go down. The COVID-19 global pandemic, or any future public health crisis, and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. Advancements in technology may also adversely impact markets and the overall performance of the Funds.

Exchange-Traded Funds Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in

SEI Catholic Values Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2024 (Unaudited)

emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Foreign Sovereign Debt Securities Risk — The risk that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Investment Style Risk —The risk that the equity or fixed income securities in which a Fund invests may underperform other segments of the equity or fixed income markets or the equity or fixed income markets as a whole.

Leverage Risk — The Fund’s use of equity swaps may result in the Fund’s total investment exposure substantially exceeding the value of its portfolio securities and the Fund’s investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund’s use of leverage may result in a heightened risk of investment loss.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters or epidemics, or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Manager Risk — The success of the Fund's investment strategy depends both on SIMC's selection of the Sub-Advisers and allocating assets to such Sub-Advisers, as well as the Sub-Advisers' success or failure in implementing the Fund's investment strategies. SIMC or a Sub-Adviser may be incorrect in assessing market trends, the value or growth capability of particular securities or asset classes.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment

SEI Catholic Values Trust

risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Participation Notes (P-Notes) Risk — Participation notes (P-Notes) are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate. However, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect the Fund’s performance.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Small and Medium Capitalization Risk —The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-

counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

U.S. Government Securities Risk —Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

Warrants Risk — Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. A warrant ceases to have value if it is not exercised prior to its expiration date.

Please refer to each Fund’s current prospectus for additional disclosure regarding the risks associated with investing in the Funds. The foregoing is not intended to be a complete discussion of the risks associated with the investment strategies of the Funds.

9. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of August 31, 2024, SPTC held of record the following:

blank	blank
Catholic Values Equity Fund
Class F	98%
Class Y	59%
Catholic Values Fixed Income Fund
Class F	97%
Class Y	58%

SEI Catholic Values Trust

NOTES TO FINANCIAL STATEMENTS (Concluded)

August 31, 2024 (Unaudited)

SPTC is not a direct service provider to the Funds. However, SPTC performs a key role in the comprehensive investment solution that SEI provides to investors. SPTC holds the vast majority of shares in the Funds as custodian for shareholders that are clients of the advisors and financial planners. SPTC maintains accounts at SEI Institutional Transfer Agency (“SITA”), and operates in an omnibus fund account environment.

10. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of August 31, 2024.

SEI Catholic Values Trust

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS (Form N-CSRS Item 11) (Unaudited)

SEI Catholic Values Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In connection with their consideration of such renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to renew an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to renew the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the first half of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data that was engaged to prepare an assessment of the Funds in connection with the renewal of the Investment Advisory Agreements (the “Broadridge Report”); (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

SEI Catholic Values Trust

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS (Form N-CSRS Item 11) (Unaudited) (Concluded)

At the December 4-6, 2023 meeting of the Board, the Board approved a brief extension of the Advisory Agreement and certain Sub-Advisory Agreements to accommodate a revised Spring meeting schedule. Typically, the Trustees renew the Advisory Agreement and certain Sub-Advisory Agreements at the first quarterly in-person meeting of the calendar year in March. Agreements regularly renewed at the March meeting expire on April 1 of the following year. Because the first quarterly in-person meeting of the Board in calendar year 2024 was held on April 2-4, the Advisory Agreement and certain Sub-Advisory Agreements would have expired prior to the meeting, without the extension. Accordingly, the Board voted in-person at the December 4-6, 2023 meeting to extend the Advisory Agreement and certain Sub-Advisory Agreements until the April 2-4, 2024 meeting. In evaluating whether to approve the extension of the Advisory Agreement and certain Sub-Advisory Agreements, the Board considered the information made available to it throughout the course of the year by representatives of the SEI investment and compliance teams. At the April 2-4, 2024 meeting, the Board evaluated the Advisory Agreement and the applicable Sub-Advisory Agreements in accordance with the renewal process that it typically applies during the annual contract renewal each Spring. Also, certain Sub-Advisory Agreements were renewed at a meeting of the Board held during the first half of the Trust’s fiscal year on June 24-26, 2024. In each case, the Board’s renewal was based on its consideration and evaluation of the factors described above, as discussed at the meeting and at prior meetings, such as the December 4-6, 2023 meeting. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Investment Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered the Broadridge Report. The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support the renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support the renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels, actual management fees (including transfer agent expenses), and actual total expenses for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meetings, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s and its affiliates’ voluntary waivers of management and other fees to prevent total Fund operating expenses from exceeding any applicable cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The

SEI Catholic Values Trust

Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported the renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported the renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the renewal of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

SEI Catholic Values Trust

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SEI Catholic Values Trust/Semi-Annual Financials and Other Information/August 31, 2024

Trustees

Robert A. Nesher, Chairman

William M. Doran

Nina Lesavoy

James M. Williams

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Officers

Robert A. Nesher

President and Chief Executive Officer

Glenn R. Kurdziel

Controller and Chief Financial Officer

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Katherine Mason

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI-F-199 (8/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement, if applicable, is included as part of the financial statements included above in Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Catholic Values Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President and Chief Executive Officer

Date: November 1, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President and Chief Executive Officer

Date: November 1, 2024

By	/s/ Glenn R. Kurdziel
Glenn R. Kurdziel
Controller and Chief Financial Officer

Date: November 1, 2024